                                                                    333-103409
                                                                    811-9019



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER

THE SECURITIES ACT OF 1933                                    [ ]
PRE-EFFECTIVE AMENDMENT NO. 1                                 [X]
POST-EFFECTIVE AMENDMENT NO.                                  [ ]

                            ------------------------

                         DOW TARGET VARIABLE FUND, LLC

               (Exact name of Registrant as Specified in Charter)

                                One Financial Way
                             Montgomery, Ohio 45242
               (Address of Principal Executive Offices)(Zip Code)

                                 (513) 794-6230
                        (Area Code and Telephone Number)

                             Marcus L. Collins, Esq.
                            Ohio National Fund, Inc.
                                One Financial Way
                             Montgomery, Ohio 45242
                     (Name and Address of Agent for Service)

                                   Copies to:
                           W. Randolph Thompson, Esq.
                              Jones & Blouch L.L.P.
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007
                            ------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:    AS SOON AS PRACTICABLE AFTER
THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.
------------------------
The registrant hereby amends this registration statement on such date as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
------------------------
Title of Securities Being Registered: Common Shares

THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF ITS SECURITIES UNDER THE SECURITIES ACT OF 1933, PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. IN RELIANCE UPON RULE 24f-2, NO FILING FEE IS BEING PAID AT THIS TIME.

                                     PART A

                                                           One Financial Way
                                                           Cincinnati, Ohio
                                                           45242

                                                           Post Office Box 237
                                                           Cincinnati, Ohio
                                                           45201-0237
                                                           Telephone:
Dow Target Variable Fund(SM)                               513-794-6100


April 15, 2003


Dear Ohio National Variable Annuity Contract Owner:

Enclosed are information and voting instructions from your Dow Target Variable Fund (the "Fund") Board of Managers regarding a Special Members Meeting (the "Meeting") to be held on April 29, 2003, to seek your approval on a plan to merge and reclassify the monthly Dow Target 10 portfolios and Dow Target 5 portfolios into quarterly Dow Target 10 portfolios and Dow Target 5 portfolios, respectively.

The enclosed proxy statement provides information about the proposed Plan of Merger and Reclassification (the "Plan"). Your Board of Managers believes that the Plan is in your best interest and recommends that you vote FOR the proposal.

Although you are not a technically Fund member, it is your right to instruct us how to vote the membership interests attributed to your variable annuity contract. If you have any questions, you may contact our secretary, Ronald L. Benedict at 1-800-366-6654.

Please complete, sign and return the voting instructions promptly in the envelope provided. No postage is necessary if you mail it in the United States. Your instructions are important! As always, we thank you for your confidence and support.

Sincerely,

/s/ John J. Palmer
John J. Palmer
President

[OHIO NATIONAL FINANCIAL SERVICES LOGO]

                         DOW TARGET VARIABLE FUND, LLC
                               One Financial Way
                             Montgomery, Ohio 45242

                            ------------------------

                     NOTICE OF A SPECIAL MEETING OF MEMBERS

                          TO BE HELD ON APRIL 29, 2003

                            ------------------------

     A Special Meeting of the Members of the Dow Target Variable Fund, LLC, will be held at the Fund's office located at One Financial Way, Montgomery, Ohio. The Special Meeting will begin at 10:00 a.m. Eastern time on April 29, 2003.

     The meeting has been called for the following purposes:

     1. To seek approval of a Plan of Merger and Reclassification pursuant to which the Fund's existing monthly portfolios will be merged and reclassified into quarterly portfolios.

     2. To transact any such other business that may come before the Meeting or any adjournment thereof.


     You are entitled to receive this notice and to vote at the special meeting if you were a member of record of the Fund at the close of business on February 26, 2003.


     You are invited to attend the Meeting. Members who do not expect to attend the Meeting in person are requested to complete, date and send the enclosed form or proxy promptly in the envelope provided for that purpose. The enclosed proxy is being solicited on behalf of the Board of Managers of the Fund.

     FOR THE REASONS GIVEN IN THE ATTACHED PROXY STATEMENT, WE (THE FUND'S BOARD OF MANAGERS) RECOMMEND THAT YOU VOTE FOR THE PROPOSAL.

                                        /S/ RONALD L. BENEDICT
                                        Ronald L. Benedict
                                        Secretary

Montgomery, Ohio

April 15, 2003

                           PROSPECTUS/PROXY STATEMENT

                                 APRIL 15, 2003


                         DOW TARGET VARIABLE FUND, LLC
                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone 1-800-366-6654


     This prospectus/proxy statement relates to the proposed mergers of the existing monthly Dow Target 5 portfolios and Dow Target 10 portfolios of Dow Target Variable Fund, LLC, ("Dow Fund" or the "Fund") with and into newly created quarterly Dow Target 5 portfolios and Dow Target 10 portfolios, respectively. The merged, and newly formed, quarterly portfolios will then continue as the Dow Target 5 quarterly portfolios and the Dow Target 10 quarterly portfolios as detailed below. As a result of the merger and reclassifications, each contractowner who has allocated annuity purchase payments to the existing monthly portfolios of the Fund will have a number of Accumulation Units, including fractional units, of the corresponding quarterly portfolio, equal in dollar value at the time of the mergers to the value of the contractowner's Accumulation Units of the corresponding monthly portfolio. The terms and conditions of the mergers and reclassifications are fully described in this prospectus/proxy statement and in the Plan of Merger and Reclassification attached hereto as an appendix. The transactions contemplated in this prospectus/proxy may be referred to as the "mergers", "reclassifications" or "proposed transactions".



     The Board of Managers has fixed the close of business on February 26, 2003 as the record date (the "Record Date") for the determination of members entitled to notice of, and to vote at the meeting or any adjournment thereof.



     This prospectus/proxy statement sets forth concisely the information you should know before voting on the Plan of Merger and Reclassification. You should retain it for future reference.



     For more information, you can obtain a free copy of the Statement of
Additional Information ("SAI") for the Fund dated April   , 2003. The SAI has
been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus/proxy statement. To obtain your free copy, call us at (800) 366-6654 or write to: One Financial Way, Montgomery, Ohio 45242. At your request, we can also provide you with a free copy of the current prospectus of the Fund.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


SUMMARY.....................................................       1
  Proposed Mergers and Reclassifications....................       1
  Reasons for the Mergers...................................       4
  Investment Strategy.......................................       6
  Purchase and Redemption...................................       6
  Fund Dividends and Distributions..........................       6
  Federal Income Tax Consequences...........................       7

INTRODUCTION AND VOTING INFORMATION.........................       7
  Proxy Solicitation........................................      10
  Revocation of Proxies.....................................      10

PRINCIPAL RISK FACTORS......................................      11

THE PLAN....................................................      11
  Plan of Merger and Reclassification.......................      11
  Reasons for the Proposed Mergers..........................      12
  Federal Income Tax Consequences...........................      12
  Capitalization............................................      13

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND RISK
  FACTORS...................................................      14
  Investment Objectives.....................................      14
  Additional Risk Factors...................................      15

MANAGEMENT..................................................      16
  Investment Adviser and Subadviser.........................      16
SHAREHOLDER INFORMATION.....................................      16
  Purchase Price............................................      16
  Fund Dividends and Distributions..........................      17

APPENDIX: FORM OF PLAN OF MERGER AND RECLASSIFICATION.......     A-1

                                    SUMMARY



     The following is a summary of certain information contained in or incorporated by reference into this prospectus/proxy statement. It is qualified in its entirety by the more detailed information appearing elsewhere in or incorporated by reference into this prospectus/proxy statement.



PROPOSED MERGERS AND RECLASSIFICATIONS



     The Dow Target Variable Fund, LLC is comprised of 24 separate investment portfolios. The Dow Target 10 portfolios are 12 non-diversified portfolios comprised of the common stocks of the 10 companies in the Dow Jones Industrial Average ("DJIA") having the highest dividend yields as of the close of business on, or about, the second last business day prior to the beginning of each portfolio's annual term. This method of stock selection is commonly called the "Dow 10" strategy and the stocks selected are commonly called the "Dogs of the Dow".



     The Dow Target 5 portfolios are 12 non-diversified portfolios comprised of the common stocks of the five Dow 10 companies having the lowest per share stock prices as of the close of business on or about the second last business day prior to the beginning of each of those portfolio's annual term.



     The portfolios are named for the strategy and the month to which they correspond. For example, the portfolio represented by the "Dow 10" stocks in December would be the Dow Target 10 -- January Portfolio and the portfolio represented by the "Dow 10" stocks in January would be the Dow Target 10 -February Portfolio, and so on.



     The proposed merger or reclassification would involve merging the 12 existing monthly Dow Target 10 portfolios with and into four newly formed quarterly Dow Target 10 portfolios. Likewise, the existing 12 monthly Dow Target 5 portfolios would be merged with and into four newly formed quarterly Dow Target 5 portfolios. The result will be merging the portfolios representing the later two months of each calendar quarter into the portfolio representing the first month of the quarter. The following list illustrates how the various monthly portfolios will be merged and reclassified after the proposed transaction takes place.



DOW TARGET 10                                                         DOW TARGET 10
-------------                                            ----------------------------------------
PORTFOLIOS BEFORE PROPOSED MERGER                        PORTFOLIOS AFTER PROPOSED MERGER
Dow Target 10 - January Portfolio                        Dow Target 10 - First Quarter Portfolio
Dow Target 10 - February Portfolio
Dow Target 10 - March Portfolio

Dow Target 10 - April Portfolio                          Dow Target 10 - Second Quarter Portfolio
Dow Target 10 - May Portfolio
Dow Target 10 - June Portfolio

Dow Target 10 - July Portfolio                           Dow Target 10 - Third Quarter Portfolio
Dow Target 10 - August Portfolio
Dow Target 10 - September Portfolio

Dow Target 10 - October Portfolio                        Dow Target 10 - Fourth Quarter Portfolio
Dow Target 10 - November Portfolio
Dow Target 10 - December Portfolio

DOW TARGET 5                                                           DOW TARGET 5
------------                                              ---------------------------------------
PORTFOLIOS BEFORE PROPOSED MERGER                         PORTFOLIOS AFTER PROPOSED MERGER
Dow Target 5 - January Portfolio                          Dow Target 5 - First Quarter Portfolio
Dow Target 5 - February Portfolio
Dow Target 5 - March Portfolio

Dow Target 5 - April Portfolio                            Dow Target 5 - Second Quarter Portfolio
Dow Target 5 - May Portfolio
Dow Target 5 - June Portfolio

Dow Target 5 - July Portfolio                             Dow Target 5 - Third Quarter Portfolio
Dow Target 5 - August Portfolio
Dow Target 5 - September Portfolio

Dow Target 5 - October Portfolio                          Dow Target 5 - Fourth Quarter Portfolio
Dow Target 5 - November Portfolio
Dow Target 5 - December Portfolio



     The quarterly portfolios will issue shares upon the approval of the Plan by its members. For purposes of performance history, the quarterly portfolios will use the investment history of the first month of the quarter's portfolio that was merged with and into the quarterly portfolio.



     The Board of Managers of the Fund has approved the proposed merger and reclassification of the monthly portfolios into newly created quarterly portfolios. Each merger is to be effective upon approval by a majority vote of the membership interests of the relevant portfolios. If you are a contractowner with Accumulation Units allocated to the January, February and March Portfolios, you are being asked to approve the merger and reclassification of those three portfolios with and into the newly created First Quarter Portfolio. If you are a contractowner with Accumulation Units allocated to the April, May or June Portfolios, you are being asked to approve the merger and reclassification of those three portfolios with and into the newly created Second Quarter Portfolio. If you are a contractowner with Accumulation Units allocated to the July, August or September Portfolios, you are being asked to approve the merger and reclassification of those three portfolios with and into the newly created Third Quarter Portfolio. If you are a contractowner with Accumulation Units allocated to the October, November or December Portfolios, you are being asked to approve the merger and reclassification of those three portfolios with and into the newly created Fourth Quarter Portfolio.



     We expect each merger and reclassification to be effective on, or about, May 1, 2003.



     After the proposed transaction is approved and completed, the newly created quarterly portfolios will continue with the same investment objectives and strategies as the previously existing monthly portfolios -- except that the selection of the securities will occur on a quarterly basis instead of a monthly basis. Because the portfolios' investment style is to purchases securities and hold them for a period of one year, upon completion of the merger it is possible that several of the portfolios will hold securities that fall outside of the narrowly tailored investment guidelines and restrictions. Management feels that it is more appropriate for the newly formed portfolios to hold the securities rather than sell the securities and purchase from the "buy list" for the portfolio at differing market prices than the existing holdings.



     Upon the approval of the transaction, contractowners will receive a new prospectus detailing the Fund's new quarterly structure, its investment objectives, risks and fees. Listed below is a fee table showing the portfolio charges as of December 31, 2002 and the resulting charges had the portfolios been considered as of that date.

                                             MGT.      OTHER         TOTAL                     TOTAL
                PORTFOLIO                  EXPENSES   EXPENSES   BEFORE WAIVERS   WAIVER   AFTER WAIVERS
                ---------                  --------   --------   --------------   ------   -------------
Dow Target 10 - January                      0.60%      1.26%         1.86%        0.32%      1.54%
Dow Target 10 - February                     0.60%      0.81%         1.41%        0.01%      1.40%
Dow Target 10 - March                        0.60%      0.86%         1.46%        0.01%      1.45%
DOW TARGET 10 - 1Q PRO FORMA                 0.60%      1.26%         1.86%        0.32%      1.54%

Dow Target 10 - April                        0.60%      0.90%         1.50%        0.07%      1.43%
Dow Target 10 - May                          0.60%      0.91%         1.51%        0.02%      1.49%
Dow Target 10 - June                         0.60%      0.75%         1.35%        0.00%      1.35%
DOW TARGET 10 - 2Q PRO FORMA                 0.60%      0.90%         1.50%        0.07%      1.43%

Dow Target 10 - July                         0.60%      0.84%         1.44%        0.00%      1.44%
Dow Target 10 - August                       0.60%      1.04%         1.64%        0.11%      1.53%
Dow Target 10 - September                    0.60%      1.03%         1.63%        0.10%      1.53%
DOW TARGET 10 - 3Q PRO FORMA                 0.60%      0.84%         1.44%        0.00%      1.44%

Dow Target 10 - October                      0.60%      1.06%         1.66%        0.14%      1.52%
Dow Target 10 - November                     0.60%      1.00%         1.60%        0.11%      1.49%
Dow Target 10 - December                     0.60%      1.36%         1.96%        0.41%      1.55%
DOW TARGET 10 - 4Q PRO FORMA                 0.60%      1.06%         1.66%        0.14%      1.52%

Dow Target 5 - January                       0.60%      1.84%         2.44%        0.84%      1.60%
Dow Target 5 - February                      0.60%      1.78%         2.38%        0.78%      1.60%
Dow Target 5 - March                         0.60%      1.77%         2.37%        0.77%      1.60%
DOW TARGET 5 - 1Q PRO FORMA                  0.60%      1.84%         2.44%        0.84%      1.60%

Dow Target 5 - April                         0.60%      2.45%         3.05%        1.45%      1.60%
Dow Target 5 - May                           0.60%      2.46%         3.06%        1.46%      1.60%
Dow Target 5 - June                          0.60%      1.87%         2.47%        0.88%      1.59%
DOW TARGET 5 - 2Q PRO FORMA                  0.60%      2.45%         3.05%        1.45%      1.60%

Dow Target 5 - July                          0.60%      1.76%         2.36%        0.81%      1.55%
Dow Target 5 - August                        0.60%      1.48%         2.08%        0.59%      1.49%
Dow Target 5 - September                     0.60%      2.51%         3.11%        1.51%      1.60%
DOW TARGET 5 - 3Q PRO FORMA                  0.60%      1.76%         2.36%        0.81%      1.55%

Dow Target 5 - October                       0.60%      2.16%         2.76%        1.16%      1.60%
Dow Target 5 - November                      0.60%      2.31%         2.91%        1.33%      1.58%
Dow Target 5 - December                      0.60%      1.87%         2.47%        0.88%      1.59%
DOW TARGET 5 - 4Q PRO FORMA                  0.60%      2.16%         2.76%        1.16%      1.60%

                            REASONS FOR THE MERGERS



     As of December 31, 2002, the total net assets of each of the portfolios was as follows:



DOW TARGET 10                                                 SHARES     NAV       VALUE
-------------                                                 -------   ------   ----------
Dow Target 10 - January Portfolio                              46,174   $ 8.18   $  377,505
Dow Target 10 - February Portfolio                            101,366     8.45      856,225
Dow Target 10 - March Portfolio                               104,938     7.99      838,412
Dow Target 10 - First Quarter Pro Forma                       253,451   $ 8.18   $2,072,142
Dow Target 10 - April Portfolio                                84,323     8.70      733,251
Dow Target 10 - May Portfolio                                  93,659     8.06      754,788
Dow Target 10 - June Portfolio                                135,507     7.81    1,057,908
Dow Target 10 - Second Quarter Pro Forma                      292,781     8.70   $2,545,947
Dow Target 10 - July Portfolio                                127,371     7.66      975,702
Dow Target 10 - August Portfolio                               84,795     7.60      644,219
Dow Target 10 - September Portfolio                            82,768     7.55      624,865
Dow Target 10 - Third Quarter Pro Forma                       293,041     7.66   $2,244,786
Dow Target 10 - October Portfolio                              71,413     8.73      623,221
Dow Target 10 - November Portfolio                             84,784     7.72      654,266
Dow Target 10 - December Portfolio                             50,357     8.06      405,741

Dow Target 10 - Fourth Quarter Pro Forma                      192,876     8.73   $1,683,228
DOW TARGET 5
------------
Dow Target 5 - January Portfolio                               25,788   $ 8.51   $  219,568
Dow Target 5 - February Portfolio                              27,929     9.20      256,935
Dow Target 5 - March Portfolio                                 31,762     8.39      266,333
Dow Target 5 - First Quarter Pro Forma                         87,245   $ 8.51   $  742,836
Dow Target 5 - April Portfolio                                 26,118     7.48      195,386
Dow Target 5 - May Portfolio                                   25,800     6.99      180,339
Dow Target 5 - June Portfolio                                  22,451     7.82      175,532
Dow Target 5 - Second Quarter Pro Forma                        73,689     7.48   $  551,257
Dow Target 5 - July Portfolio                                  40,268     8.44      340,025
Dow Target 5 - August Portfolio                                30,588    10.95      334,813
Dow Target 5 - September Portfolio                             27,572     7.26      200,286
Dow Target 5 - Third Quarter Pro Forma                        103,638     8.44   $  875,124
Dow Target 5 - October Portfolio                               27,494     8.38      230,350
Dow Target 5 - November Portfolio                              37,081     6.97      258,507
Dow Target 5 - December Portfolio                              32,533     8.12      264,111
Dow Target 5 - Fourth Quarter Pro Forma                        89,872     8.38   $  752,968



     Management anticipated at the time the portfolios were established that the unique investment strategy would attract more assets than it has. Consequently, the monthly portfolios are burdened by higher fees and expenses than would be experienced by the combined quarterly portfolios. For example, brokerage related fees and expenses would be reduced by as much as 75% because the allocations would occur on a quarterly, instead of a monthly basis. Additionally, certain fees the Fund pays for auditing, shareholder and transfer agency services would be reduced because those fees are charged on a "per portfolio" basis.

     At the same time, Management feels that the Dow Target strategy has merit and can be a useful investment technique. Therefore, Management and the Managers have determined that the offering of quarterly portfolios instead of monthly portfolios provides this valuable investment option at a lower cost to the contractholders.



     Below is a chart displaying the performance history of the portfolios as of December 31, 2002, along with the pro forma performance history. For purposes of the performance history, the newly formed quarterly portfolios will assume the history of the first monthly portfolio in each calendar quarter.



                                                                         SINCE     INCEPTION
PORTFOLIO                                                     1 YEAR   INCEPTION     DATE
---------                                                     ------   ---------   ---------
Dow Target 10 - January                                       -10.75%    -2.52%    1/4/1999
Dow Target 10 - February                                      -10.18%    -0.81%    2/1/1999
Dow Target 10 - March                                         -10.68%    -2.09%    3/1/1999
DOW TARGET 10 - 1Q PRO FORMA                                  -10.75%    -2.52%    1/4/1999

Dow Target 10 - April                                          -6.61%    -0.99%    4/1/1999
Dow Target 10 - May                                            -7.93%    -3.68%    5/3/1999
Dow Target 10 - June                                           -7.61%    -4.64%    6/1/1999
DOW TARGET 10 - 2Q PRO FORMA                                   -6.61%    -0.99%    4/1/1999

Dow Target 10 - July                                           -8.52%    -5.46%    7/1/1999
Dow Target 10 - August                                         -7.57%    -5.73%    8/2/1999
Dow Target 10 - September                                      -7.86%    -6.19%    9/1/1999
DOW TARGET 10 - 3Q PRO FORMA                                   -8.52%    -5.46%    7/1/1999

Dow Target 10 - October                                        -5.68%    -1.93%    10/1/1999
Dow Target 10 - November                                      -13.04%    -6.06%    11/1/1999
Dow Target 10 - December                                      -13.59%    -4.97%    12/1/1999
DOW TARGET 10 - 4Q PRO FORMA                                   -5.68%    -1.93%    10/1/1999

Dow Target 5 - January                                        -12.60%    -1.48%    1/3/2000
Dow Target 5 - February                                        -7.48%     3.70%    2/1/2000
Dow Target 5 - March                                           -8.94%     6.23%    3/1/2000
DOW TARGET 5 - 1Q PRO FORMA                                   -12.60%    -1.48%    1/3/2000

Dow Target 5 - April                                           -9.53%     0.24%    4/3/2000
Dow Target 5 - May                                            -14.22%     0.14%    5/1/2000
Dow Target 5 - June                                           -11.69%    -2.00%    6/1/2000
DOW TARGET 5 - 2Q PRO FORMA                                    -9.53%     0.24%    4/3/2000

Dow Target 5 - July                                           -10.79%    -0.04%    7/3/2000
Dow Target 5 - August                                          -1.13%     7.57%    8/1/2000
Dow Target 5 - September                                      -13.71%    -7.37%    9/1/1999
DOW TARGET 5 - 3Q PRO FORMA                                   -10.79%    -0.04%    7/3/2000

Dow Target 5 - October                                         -5.89%    -3.08%    10/1/1999
Dow Target 5 - November                                       -15.38%    -8.75%    11/1/1999
Dow Target 5 - December                                       -17.55%    -2.59%    12/1/1999
DOW TARGET 5 - 4Q PRO FORMA                                    -5.89%    -3.08%    10/1/1999

INVESTMENT STRATEGY



     The Fund has 24 non-diversified portfolios. Each one is named after a different month (Dow Target 10 January portfolio, Dow Target 5 January portfolio, Dow Target 10 February portfolio, Dow Target 5 February portfolio, etc.) On or about the first business day of each month, each portfolio named for that month invests substantially all its assets in the 10 Dogs of the Dow stocks, or the 5 lowest priced Dogs of the Dow stocks, as the case may be, as determined at the close of the second to last business day of the preceding month. Fund management then sets the proportionate relationships among the 10 or 5 stocks in that portfolio for the next 12 months. For example, the stocks held in a January portfolio are maintained in their same relative proportions until the end of December. Those in a February portfolio are held until the end of the next January and so on. At the end of a portfolio's twelfth month, the portfolio is re-balanced with a new mix of 10 or 5 stocks.



     All purchases of Fund interests (variable annuity separate accounts) during any month are invested in that month's portfolios. After that month ends, you may not make further purchases of that month's portfolio interests until the corresponding month in later years. Any additional Fund purchases after the first business day of a portfolio's month will duplicate, as nearly as is practicable, the original proportionate relationships among its 10 or 5 stocks. Since the prices of each of the stocks change nearly every day, the ratio of the price of each stock to the total price of the entire group of 10 or 5 also changes daily. However, the proportion of stocks represented in a portfolio will not change materially.



     The investments of portfolio securities are, to the extent practicable, purchased in substantially equal dollar amounts for each of the 10 or 5 companies. It is generally not possible for management to purchase round lots (usually 100 shares) of those stocks in amounts that will precisely duplicate the prescribed mix. Also, it usually is impossible for a portfolio to be 100% invested in the prescribed mix of those stocks at any time. To the extent a portfolio is not fully invested, the interests of variable annuity owners may be diluted and total return may not directly track the investment results of the 10 or 5 stocks. To minimize this effect, Fund management will try, as much as practicable, to maintain a minimum cash position at all times. Normally, the only cash items held by a portfolio are amounts expected to be deducted as expenses and amounts too small to purchase additional round lots of the 10 or 5 stocks.



PURCHASE AND REDEMPTION



     Fund interests are sold to ONLI's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Fund receives a purchase or redemption order. The value of Fund interests is based on the market value of the stocks and any other cash or securities owned by each portfolio. The net asset values of the Fund's interests are determined on each day on which an order for purchase or redemption of the Fund's interests is received and there is enough trading in portfolio securities that the current net asset value of its interests might be affected. The values are determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. The net asset value of each portfolio is computed by dividing the value of that portfolio's securities plus any cash or other assets, less the portfolio's liabilities, by the number of portfolio interests outstanding. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be valued by another method that the Board of Managers believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.



FUND DIVIDENDS AND DISTRIBUTIONS



     Dividends representing net investment income are normally distributed quarterly. Any net realized capital gains are normally distributed annually. However, the Board may declare dividends more often. Dividends and distributions are automatically reinvested in additional interests in the respective portfolios at net asset value without a sales charge.

FEDERAL INCOME TAX CONSEQUENCES



     The Fund is a limited liability company with all of its interests owned by a single entity (ONLI). Accordingly, the Fund is taxed as part of the operations of ONLI and is not taxed separately. Under current tax law, interest, dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.



     Investing in the ten Dogs of the Dow stocks, or the five lowest priced of those ten stocks, amounts to a moderately contrarian strategy. While these stocks represent large established companies recognized as industry leaders, they are currently out of favor relative to the other Dow stocks. While the relatively high dividends paid by these companies may account for a substantial portion of a portfolio's total return, there is no guarantee that the companies will meet their expected dividend distributions throughout the 12-month term of a portfolio, nor can there be any assurance that the stocks will appreciate in price during the 12-month term. The loss of money is a risk of investing in the Fund.



     The Dow 10 and 5 strategies select the stocks by formula without considering why some companies might currently be out of favor with investors. Thus, a company experiencing financial difficulties or business reverses will represent approximately 10% of a Dow Target 10 portfolio or approximately 20% of a Dow Target 5 portfolio if, as of the beginning of the portfolio's 12-month term, it is among the ten or five Dow stocks conforming to the portfolio's selection formula. In addition to factors affecting the prices for each of the individual stocks, all of those stocks are subject to general market and economic trends that might negatively impact a portfolio's total return. The mix of stocks will not be changed during a 12-month term in order to take advantage of changing market conditions.



     Being limited to ten or five stocks each, the portfolios are not diversified. This can expose each portfolio to potentially greater market fluctuations than might be experienced by a diversified fund. Variable annuity owners, in light of their own financial situations and goals, should consider other additional funding options in order to diversify the allocations of their contract assets.


                      INTRODUCTION AND VOTING INFORMATION


     We are furnishing this prospectus/proxy statement to you in connection with the solicitation by Dow Target Variable Fund's Board of Managers of proxies to be used at a special meeting of the members of the Fund to be held at the Fund's offices located at One Financial Way, Montgomery, Ohio 45242 on April 29, 2003, and at any adjournment thereof. The purpose of the meeting is to vote on a Plan of Merger and Reclassification (the "Plan") providing for the merger of the existing monthly Dow Target 5 portfolios and Dow Target 10 portfolios with and into newly created quarterly Dow Target 5 portfolios and Dow Target 10 portfolios, respectively, as more fully described below. Contractowners with variable annuity Accumulation Units allocated to the existing monthly portfolios will provide us voting instructions regarding the consolidation of the portfolios. The prospectus/proxy statement is being mailed to contractowners and
members on or about March   , 2003.


     THE BOARD OF MANAGERS OF DOW TARGET VARIABLE FUND, LLC HAS APPROVED THE PLAN AND RECOMMENDS THAT YOU VOTE FOR THE PLAN AND MERGERS AND RECLASSIFICATIONS WHICH IT CONTEMPLATES.


     All of the membership interests are owned by The Ohio National Life Insurance Company ("ONLIC"), an Ohio corporation. ONLIC is a wholly owned subsidiary of Ohio National Financial Services, Inc. a subsidiary of Ohio National Mutual Holdings, Inc. All of the entities have an address of One Financial Way, Cincinnati, Ohio. However, only ONLIC annuity contractowners ("Contractowners") with Accumulation Units allocated to the portfolios at the close of business on February 26, 2003, the record date, are entitled to provide voting instructions at the meeting. As of the December 31, 2002, the number of issued and outstanding membership interests in the portfolios were as follows:


TARGET 10 JANUARY PORTFOLIO                 SHARES            TARGET 10 FEBRUARY PORTFOLIO           SHARES
---------------------------              ------------         ----------------------------        ------------
Variable Account A.....................    46,011.852    Variable Account A.....................   100,911.673
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       110.423    Variable Account C.....................       114.644
Variable Account D.....................        51.725    Variable Account D.....................       339.715
  Total, Target 10 January.............    46,174.000      Total, Target 10 February............   101,366.032

TARGET 10 MARCH PORTFOLIO                   SHARES              TARGET 10 APRIL PORTFOLIO            SHARES
-------------------------                ------------           -------------------------         ------------
Variable Account A.....................   104,743.999    Variable Account A.....................    84,091.815
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       115.446    Variable Account C.....................       110.740
Variable Account D.....................        78.119    Variable Account D.....................       120.936
  Total, Target 10 March...............   104,937.564      Total, Target 10 April...............    84,323.491

TARGET 10 MAY PORTFOLIO                     SHARES              TARGET 10 JUNE PORTFOLIO             SHARES
-----------------------                  ------------           ------------------------          ------------
Variable Account A.....................    93,476.110    Variable Account A.....................   135,313.724
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       108.170    Variable Account C.....................       108.024
Variable Account D.....................        74.715    Variable Account D.....................        85.549
  Total, Target 10 May.................    93,658.995      Total, Target 10 June................   135,507.297

TARGET 10 JULY PORTFOLIO                    SHARES             TARGET 10 AUGUST PORTFOLIO            SHARES
------------------------                 ------------          --------------------------         ------------
Variable Account A.....................   127,102.276    Variable Account A.....................    84,568.234
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       107.272    Variable Account C.....................       107.598
Variable Account D.....................       161.658    Variable Account D.....................       119.039
  Total, Target 10 July................   127,371.206      Total, Target 10 August..............    84,794.871

TARGET 10 SEPTEMBER PORTFOLIO               SHARES             TARGET 10 OCTOBER PORTFOLIO           SHARES
-----------------------------            ------------          ---------------------------        ------------
Variable Account A.....................    82,561.516    Variable Account A.....................    71,180.952
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       107.081    Variable Account C.....................       107.524
Variable Account D.....................        99.725    Variable Account D.....................       124.901
  Total, Target 10 September...........    82,768.322      Total, Target 10 October.............    71,413.377

TARGET 10 NOVEMBER PORTFOLIO                SHARES            TARGET 10 DECEMBER PORTFOLIO           SHARES
----------------------------             ------------         ----------------------------        ------------
Variable Account A.....................    78,716.646    Variable Account A.....................    50,178.187
Variable Account B.....................     5,835.430    Variable Account B.....................            --
Variable Account C.....................       106.312    Variable Account C.....................       106.056
Variable Account D.....................       125.862    Variable Account D.....................        72.310
  Total, Target 10 December............    84,784.250      Total, Target 10 December............    50,356.553

TARGET 5 JANUARY PORTFOLIO                  SHARES             TARGET 5 FEBRUARY PORTFOLIO           SHARES
--------------------------               ------------          ---------------------------        ------------
Variable Account A.....................    14,077.928    Variable Account A.....................    15,547.469
Variable Account B.....................         9.882    Variable Account B.....................       145.696
Variable Account C.....................    11,352.775    Variable Account C.....................    12,203.565
Variable Account D.....................       347.872    Variable Account D.....................        32.758
  Total, Target 5 January..............    25,788.457      Total, Target 5 February.............    27,929.488

TARGET 5 MARCH PORTFOLIO                    SHARES              TARGET 5 APRIL PORTFOLIO             SHARES
------------------------                 ------------           ------------------------          ------------
Variable Account A.....................    17,007.957    Variable Account A.....................    12,453.309
Variable Account B.....................       444.491    Variable Account B.....................        29.034
Variable Account C.....................    14,286.696    Variable Account C.....................    13,593.481
Variable Account D.....................        22.973    Variable Account D.....................        42.441
  Total, Target 5 March................    31,762.117      Total, Target 5 April................    26,118.265

TARGET 5 MAY PORTFOLIO                      SHARES               TARGET 5 JUNE PORTFOLIO             SHARES
----------------------                   ------------            -----------------------          ------------
Variable Account A.....................    11,248.649    Variable Account A.....................    10,139.705
Variable Account B.....................        17.319    Variable Account B.....................        15.162
Variable Account C.....................    14,502.897    Variable Account C.....................    12,261.516
Variable Account D.....................        31.585    Variable Account D.....................        34.703
  Total, Target 5 May..................    25,800.450      Total, Target 5 June.................    22,451.086

TARGET 5 JULY PORTFOLIO                     SHARES              TARGET 5 AUGUST PORTFOLIO            SHARES
-----------------------                  ------------           -------------------------         ------------
Variable Account A.....................    28,256.780    Variable Account A.....................    19,539.337
Variable Account B.....................        14.962    Variable Account B.....................        13.585
Variable Account C.....................    11,955.844    Variable Account C.....................    11,003.736
Variable Account D.....................        40.847    Variable Account D.....................        31.198
  Total, Target 5 July.................    40,268.433      Total, Target 5 August...............    30,587.856

TARGET 5 SEPTEMBER PORTFOLIO                SHARES             TARGET 5 OCTOBER PORTFOLIO            SHARES
----------------------------             ------------          --------------------------         ------------
Variable Account A.....................    16,729.292    Variable Account A.....................    16,540.866
Variable Account B.....................        17.961    Variable Account B.....................        18.579
Variable Account C.....................    10,785.039    Variable Account C.....................    10,890.634
Variable Account D.....................        39.609    Variable Account D.....................        43.913
  Total, Target 5 September............    27,751.901      Total, Target 5 October..............    27,493.992

TARGET 5 NOVEMBER PORTFOLIO                 SHARES             TARGET 5 DECEMBER PORTFOLIO           SHARES
---------------------------              ------------          ---------------------------        ------------
Variable Account A.....................    16,534.356    Variable Account A.....................    21,023.099
Variable Account B.....................     9,661.829    Variable Account B.....................        15.351
Variable Account C.....................    10,848.874    Variable Account C.....................    11,474.952
Variable Account D.....................        36.445    Variable Account D.....................        19.174
  Total, Target 5 November.............    37,081.504      Total, Target 5 December.............    32,532.576

     As indicated above, ONLIC is the controlling person of all of the portfolios because it owns 100% of the Fund's membership interests.


     Reports and other information filed by the portfolios being acquired can be inspected and copied at the public reference facilities maintained by the Commission in Washington, DC at 450 Fifth Street, NW, Washington, DC 20549 and can be obtained for a charge at the Reference Branch Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549.



     A quorum must be present for the transaction of business at the meeting. A quorum shall be present if at least one half of the outstanding shares are present either in person or by proxy. The approval of the Plan requires the affirmative vote of a majority of all the votes entitled to be cast by members of the portfolios. Abstentions and broker non-votes (proxies from brokers or nominees indicating that they have not received instructions from the beneficial owners on an item for which the broker or nominee does not have discretionary power) are counted toward a quorum but do not represent votes cast for the Plan or any other issue.


     The proxies will vote in accordance with your direction, as indicated on your proxy ballot, if the proxy ballot is received and is properly executed. If you properly execute your proxy and give no voting instructions with respect to the Plan, the proxies will vote your shares in favor of the Plan. The proxies, in their discretion, may vote upon such other matters as may properly come before the Meeting. We are not aware of any other matters scheduled to come before the Meeting.

     If either (i) a quorum is not present at the Meeting or (ii) a quorum is present but sufficient votes in favor of approving the Plan are not received by 10:00 a.m., Eastern time, April 29, 2003, then the persons named as proxies in the enclosed form of proxy may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of at least a majority of the membership interests of the portfolios represented, in person or by proxy, at the session of the meeting to be adjourned. The proxies will vote those proxies that they are required to vote FOR the plan in favor of such an adjournment and will vote those proxies required to be voted AGAINST the plan against such an adjournment.

PROXY SOLICITATION

     We will solicit proxies primarily by mail. Additional solicitations may be made by telephone, facsimile or personal contact by officers or employees of the Fund or its investment adviser, Ohio National Investments, Inc. ("ONII"), who will not be specially compensated for these services. ONII will bear the costs and expenses of the mergers and reclassifications, including costs of preparing, filing, printing and mailing proxy solicitation material and disclosure documents and the related legal fees.

REVOCATION OF PROXIES


     You may revoke your proxy before the Meeting by giving written notice to the Secretary of the Fund or by appearing in person at the meeting and notifying the Secretary that you intend to revoke your proxy. Your latest proxy revokes earlier ones. All proxies that are properly signed and received in time and not revoked will be voted as marked.



PERFORMANCE HISTORY



     Below is a chart displaying the performance history of the portfolios as of December 31, 2002 along with the proforma performance history. For purposes of the performance history, the newly formed quarterly portfolios will assume the history of the first monthly portfolio in each calendar quarter.



PORTFOLIO                                                   1 YEAR   SINCE INCEPTION   INCEPTION DATE
---------                                                   ------   ---------------   --------------
Dow Target 10 - January                                     -10.75%       -2.52%          1/4/1999
Dow Target 10 - February                                    -10.18%       -0.81%          2/1/1999
Dow Target 10 - March                                       -10.68%       -2.09%          3/1/1999
DOW TARGET 10 - 1Q PRO FORMA                                -10.75%       -2.52%          1/4/1999

Dow Target 10 - April                                        -6.61%       -0.99%          4/1/1999
Dow Target 10 - May                                          -7.93%       -3.68%          5/3/1999
Dow Target 10 - June                                         -7.61%       -4.64%          6/1/1999
DOW TARGET 10 - 2Q PRO FORMA                                 -6.61%       -0.99%          4/1/1999

Dow Target 10 - July                                         -8.52%       -5.46%          7/1/1999
Dow Target 10 - August                                       -7.57%       -5.73%          8/2/1999
Dow Target 10 - September                                    -7.86%       -6.19%          9/1/1999
DOW TARGET 10 - 3Q PRO FORMA                                 -8.52%       -5.46%          7/1/1999

PORTFOLIO                                                   1 YEAR   SINCE INCEPTION   INCEPTION DATE
---------                                                   ------   ---------------   --------------
Dow Target 10 - October                                      -5.68%       -1.93%         10/1/1999
Dow Target 10 - November                                    -13.04%       -6.06%         11/1/1999
Dow Target 10 - December                                    -13.59%       -4.97%         12/1/1999
DOW TARGET 10 - 4Q PRO FORMA                                 -5.68%       -1.93%         10/1/1999

Dow Target 5 - January                                      -12.60%       -1.48%          1/3/2000
Dow Target 5 - February                                      -7.48%        3.70%          2/1/2000
Dow Target 5 - March                                         -8.94%        6.23%          3/1/2000
DOW TARGET 5 - 1Q PRO FORMA                                 -12.60%       -1.48%          1/3/2000

Dow Target 5 - April                                         -9.53%        0.24%          4/3/2000
Dow Target 5 - May                                          -14.22%        0.14%          5/1/2000
Dow Target 5 - June                                         -11.69%       -2.00%          6/1/2000
DOW TARGET 5 - 2Q PRO FORMA                                  -9.53%        0.24%          4/3/2000

Dow Target 5 - July                                         -10.79%       -0.04%          7/3/2000
Dow Target 5 - August                                        -1.13%        7.57%          8/1/2000
Dow Target 5 - September                                    -13.71%       -7.37%          9/1/1999
DOW TARGET 5 - 3Q PRO FORMA                                 -10.79%       -0.04%          7/3/2000

Dow Target 5 - October                                       -5.89%       -3.08%         10/1/1999
Dow Target 5 - November                                     -15.38%       -8.75%         11/1/1999
Dow Target 5 - December                                     -17.55%       -2.59%         12/1/1999
DOW TARGET 5 - 4Q PRO FORMA                                  -5.89%       -3.08%         10/1/1999


                             PRINCIPAL RISK FACTORS

                                    THE PLAN

PLAN OF MERGER AND RECLASSIFICATION


     On May 9, 2001, the Board of Managers approved a Plan of Merger and Reclassification for both the Dow Target 10 portfolios and the Dow Target 5 portfolios which is summarized below.


     All the assets, liabilities and interests of the twelve existing monthly Dow Target 5 portfolios and the twelve existing monthly Dow Target 10 portfolios shall be transferred on the closing date to the corresponding four newly formed quarterly Dow Target 5 portfolios and the four newly formed quarterly Dow Target 10 portfolios as described below. However, these proposed transactions shall not be effected as to any Monthly Portfolio unless and until this plan is first been approved by a majority of the members of those portfolios as provided in Dow Target Fund's By-laws.


     Prior to effecting the proposed transactions, Dow Target Variable Fund shall have received a satisfactory written opinion of legal counsel that the transactions contemplated and described herein shall be treated as the restructuring of a branch or division of the Fund and that no gain or loss will be recognized by any portfolio as part of the consolidation.


     In exchange for all of his or her membership interest of the existing Monthly Portfolios, each member of an existing Monthly Portfolio shall receive a number of membership interests, including fractional interests, of the corresponding newly formed Quarterly Portfolio equal in dollar value to the number of whole and fractional interests that member owns in the existing Monthly Portfolio. Each member of an existing Monthly Portfolio shall thereupon become a member in the corresponding newly formed Quarterly Portfolio.

     For purposes of these transactions, the membership interests of each portfolio shall be determined as of 4:00 p.m., Eastern time, on the closing date. Those valuations shall be made in the usual manner as provided in Dow Target Variable Fund's prospectus.

     Upon completion of the foregoing transactions, the existing Monthly Portfolios shall be terminated and no further membership interests shall be issued by any of them. The classes of Dow Target Variable Fund's membership interests, representing the existing Monthly Portfolios shall thereupon be closed and the membership interests previously authorized for those classes shall be reclassified by the Board of Managers. Dow Target Fund's Board of Managers and management shall take whatever actions are necessary under Ohio law and the 1940 Act to effect the termination of the existing Monthly Portfolios.

     As provided in the Investment Advisory Agreement, the costs and expenses of these transactions, including the preparation, filing, printing and mailing of proxy solicitation material, disclosure documents and related legal fees shall be borne by each of the existing Monthly Portfolios pro rata based upon the total amount of net assets of each portfolio as a fraction of the total net assets of all 12 portfolios at the time any such costs and expenses are paid.

REASONS FOR THE PROPOSED MERGERS


     The purpose of the mergers is to provide members of the Dow Target Variable Fund, LLC with an investment in a larger portfolio with the same investment objective, more favorable expense ratio, and greater possibilities for economies of scale. At a meeting held on May 9, 2001, the Board of Managers, including a majority of the managers who are not interested persons of the Fund, approved the proposed mergers and reclassifications and recommended approval of the Plan of Merger and Reclassification by the members of the portfolios. The proposal was not immediately acted upon by management because a then pending rule would have eliminated the need to seek specific an exemption from the SEC for the proposed merger. That proposed rule was subsequently approved by the SEC.


     The Board of Managers determined that the mergers are consistent with the best interests of Dow Target Variable Fund, LLC and its members, that the terms of the mergers are fair and reasonable, and that the interests of the members of the portfolios will not be diluted as a result of the mergers. In making those determinations, the Board of Managers considered the following factors: (1) possible alternatives to the plan; (2) the terms and conditions of the plan and whether the plan would result in dilution of member interest; (3) the advantage to members of investing in a larger asset pool; (4) any direct or indirect costs incurred by the portfolios as a result of the mergers; (5) expense ratios and available information regarding the fees and expenses of the portfolios; (6) tax consequences of the plan; and (7) the compatibility of investment objectives.

FEDERAL INCOME TAX CONSEQUENCES


     The merger of monthly portfolios into the quarterly portfolios will not qualify as a tax-free reorganization under Section 368(a)(1) of the Code. However, no gain or loss will be recognized by the respective members as a result of the merger.


     The foregoing is only a summary of the principal federal income tax consequences that are expected to result from the mergers and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax adviser regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations which may apply in your particular circumstances.

CAPITALIZATION

     As of December 31, 2002, the following Separate Accounts of ONLIC, owned the following number of membership interests in the Fund:

TARGET 10 JANUARY PORTFOLIO                 SHARES            TARGET 10 FEBRUARY PORTFOLIO           SHARES
---------------------------              ------------         ----------------------------        ------------
Variable Account A.....................    46,011.852    Variable Account A.....................   100,911.673
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       110.423    Variable Account C.....................       114.644
Variable Account D.....................        51.725    Variable Account D.....................       339.715
  Total, Target 10 January.............    46,174.000      Total, Target 10 February............   101,366.032

TARGET 10 MARCH PORTFOLIO                   SHARES              TARGET 10 APRIL PORTFOLIO            SHARES
-------------------------                ------------           -------------------------         ------------
Variable Account A.....................   104,743.999    Variable Account A.....................    84,091.815
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       115.446    Variable Account C.....................       110.740
Variable Account D.....................        78.119    Variable Account D.....................       120.936
  Total, Target 10 March...............   104,937.564      Total, Target 10 April...............    84,323.491

TARGET 10 MAY PORTFOLIO                     SHARES              TARGET 10 JUNE PORTFOLIO             SHARES
-----------------------                  ------------           ------------------------          ------------
Variable Account A.....................    93,476.110    Variable Account A.....................   135,313.724
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       108.170    Variable Account C.....................       108.024
Variable Account D.....................        74.715    Variable Account D.....................        85.549
  Total, Target 10 May.................    93,658.995      Total, Target 10 June................   135,507.297

TARGET 10 JULY PORTFOLIO                    SHARES             TARGET 10 AUGUST PORTFOLIO            SHARES
------------------------                 ------------          --------------------------         ------------
Variable Account A.....................   127,102.276    Variable Account A.....................    84,568.234
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       107.272    Variable Account C.....................       107.598
Variable Account D.....................       161.658    Variable Account D.....................       119.039
  Total, Target 10 July................   127,371.206      Total, Target 10 August..............    84,794.871

TARGET 10 SEPTEMBER PORTFOLIO               SHARES             TARGET 10 OCTOBER PORTFOLIO           SHARES
-----------------------------            ------------          ---------------------------        ------------
Variable Account A.....................    82,561.516    Variable Account A.....................    71,180.952
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       107.081    Variable Account C.....................       107.524
Variable Account D.....................        99.725    Variable Account D.....................       124.901
  Total, Target 10 September...........    82,768.322      Total, Target 10 October.............    71,413.377

TARGET 10 NOVEMBER PORTFOLIO                SHARES            TARGET 10 DECEMBER PORTFOLIO           SHARES
----------------------------             ------------         ----------------------------        ------------
Variable Account A.....................    78,716.646    Variable Account A.....................    50,178.187
Variable Account B.....................     5,835.430    Variable Account B.....................            --
Variable Account C.....................       106.312    Variable Account C.....................       106.056
Variable Account D.....................       125.862    Variable Account D.....................        72.310
  Total, Target 10 December............    84,784.250      Total, Target 10 December............    50,356.553

TARGET 5 JANUARY PORTFOLIO                  SHARES             TARGET 5 FEBRUARY PORTFOLIO           SHARES
--------------------------               ------------          ---------------------------        ------------
Variable Account A.....................    14,077.928    Variable Account A.....................    15,547.469
Variable Account B.....................         9.882    Variable Account B.....................       145.696
Variable Account C.....................    11,352.775    Variable Account C.....................    12,203.565
Variable Account D.....................       347.872    Variable Account D.....................        32.758
  Total, Target 5 January..............    25,788.457      Total, Target 5 February.............    27,929.488

TARGET 5 MARCH PORTFOLIO                    SHARES              TARGET 5 APRIL PORTFOLIO             SHARES
------------------------                 ------------           ------------------------          ------------
Variable Account A.....................    17,007.957    Variable Account A.....................    12,453.309
Variable Account B.....................       444.491    Variable Account B.....................        29.034
Variable Account C.....................    14,286.696    Variable Account C.....................    13,593.481
Variable Account D.....................        22.973    Variable Account D.....................        42.441
  Total, Target 5 March................    31,762.117      Total, Target 5 April................    26,118.265

TARGET 5 MAY PORTFOLIO                      SHARES               TARGET 5 JUNE PORTFOLIO             SHARES
----------------------                   ------------            -----------------------          ------------
Variable Account A.....................    11,248.649    Variable Account A.....................    10,139.705
Variable Account B.....................        17.319    Variable Account B.....................        15.162
Variable Account C.....................    14,502.897    Variable Account C.....................    12,261.516
Variable Account D.....................        31.585    Variable Account D.....................        34.703
  Total, Target 5 May..................    25,800.450      Total, Target 5 June.................    22,451.086

TARGET 5 JULY PORTFOLIO                     SHARES              TARGET 5 AUGUST PORTFOLIO            SHARES
-----------------------                  ------------           -------------------------         ------------
Variable Account A.....................    28,256.780    Variable Account A.....................    19,539.337
Variable Account B.....................        14.962    Variable Account B.....................        13.585
Variable Account C.....................    11,955.844    Variable Account C.....................    11,003.736
Variable Account D.....................        40.847    Variable Account D.....................        31.198
  Total, Target 5 July.................    40,268.433      Total, Target 5 August...............    30,587.856

TARGET 5 SEPTEMBER PORTFOLIO                SHARES             TARGET 5 OCTOBER PORTFOLIO            SHARES
----------------------------             ------------          --------------------------         ------------
Variable Account A.....................    16,729.292    Variable Account A.....................    16,540.866
Variable Account B.....................        17.961    Variable Account B.....................        18.579
Variable Account C.....................    10,785.039    Variable Account C.....................    10,890.634
Variable Account D.....................        39.609    Variable Account D.....................        43.913
  Total, Target 5 September............    27,751.901      Total, Target 5 October..............    27,493.992

TARGET 5 NOVEMBER PORTFOLIO                 SHARES             TARGET 5 DECEMBER PORTFOLIO           SHARES
---------------------------              ------------          ---------------------------        ------------
Variable Account A.....................    16,534.356    Variable Account A.....................    21,023.099
Variable Account B.....................     9,661.829    Variable Account B.....................        15.351
Variable Account C.....................    10,848.874    Variable Account C.....................    11,474.952
Variable Account D.....................        36.445    Variable Account D.....................        19.174
  Total, Target 5 November.............    37,081.504      Total, Target 5 December.............    32,532.576

                          ADDITIONAL INFORMATION ABOUT
                     INVESTMENT OBJECTIVES AND RISK FACTORS

INVESTMENT OBJECTIVES

     The Fund has 24 non-diversified portfolios. Each one is named after a different month (Dow Target 10 January portfolio, Dow Target 5 January portfolio, Dow Target 10 February portfolio, Dow Target 5 February portfolio, etc.) On or about the first business day of each month, each portfolio named for that month invests substantially all its assets in the 10 Dogs of the Dow stocks, or the 5 lowest priced Dogs of the Dow stocks, as the case may be, as determined at the close of the second to last business day of the preceding month. Fund management then sets the proportionate relationships among the 10 or 5 stocks in that portfolio for the next 12 months. For example, the stocks held in a January portfolio are maintained in their same relative proportions until the end of December. Those in a February portfolio are held until the end of the next January and so on. At the end of a portfolio's twelfth month, the portfolio is re-balanced with a new mix of 10 or 5 stocks.

     All purchases of Fund interests (variable annuity separate accounts) during any month are invested in that month's portfolios. After that month ends, you may not make further purchases of that month's portfolio interests until the corresponding month in later years. Any additional Fund purchases after the first business day of a portfolio's month will duplicate, as nearly as is practicable, the original proportionate relationships among its 10 or 5 stocks. Since the prices of each of the stocks change nearly every day, the ratio of the price of each stock to the total price of the entire group of 10 or 5 also changes daily. However, the proportion of stocks represented in a portfolio will not change materially.

     The investments of portfolio securities are, to the extent practicable, purchased in substantially equal dollar amounts for each of the 10 or 5 companies. It is generally not possible for management to purchase round lots (usually 100 shares) of those stocks in amounts that will precisely duplicate the prescribed mix. Also, it usually is impossible for a portfolio to be 100% invested in the prescribed mix of those stocks at any time. To the extent a portfolio is not fully invested, the interests of variable annuity owners may be diluted and total return may not directly track the investment results of the 10 or 5 stocks. To minimize this effect, Fund management will try, as much as practicable, to maintain a minimum cash position at all times. Normally, the only cash items held by a portfolio are amounts expected to be deducted as expenses and amounts too small to purchase additional round lots of the 10 or 5 stocks.

ADDITIONAL RISK FACTORS

     Investing in the ten Dogs of the Dow stocks, or the five lowest priced of those ten stocks, amounts to a moderately contrarian strategy. While these stocks represent large established companies recognized as industry leaders, they are currently out of favor relative to the other Dow stocks. While the relatively high dividends paid by these companies may account for a substantial portion of a portfolio's total return, there is no guarantee that the companies will meet their expected dividend distributions throughout the 12-month term of a portfolio, nor can there be any assurance that the stocks will appreciate in price during the 12-month term. The loss of money is a risk of investing in the Fund.

     The Dow 10 and 5 strategies select the stocks by formula without considering why some companies might currently be out of favor with investors. Thus, a company experiencing financial difficulties or business reverses will represent approximately 10% of a Dow Target 10 portfolio or approximately 20% of a Dow Target 5 portfolio if, as of the beginning of the portfolio's 12-month term, it is among the ten or five Dow stocks conforming to the portfolio's selection formula. In addition to factors affecting the prices for each of the individual stocks, all of those stocks are subject to general market and economic trends that might negatively impact a portfolio's total return. The mix of stocks will not be changed during a 12-month term in order to take advantage of changing market conditions.

     Being limited to ten or five stocks each, the portfolios are not diversified. This can expose each portfolio to potentially greater market fluctuations than might be experienced by a diversified fund. Variable annuity owners, in light of their own financial situations and goals, should consider other additional funding options in order to diversify the allocations of their contract assets.

     The Fund's interests are owned entirely by ONLI's variable annuity separate accounts. In order for a variable annuity to be treated as an annuity, the Internal Revenue Code requires, in effect, that each portfolio be diversified as follows at the end of each calendar quarter:

     - no more than 55% of the value of a portfolio's total assets may be represented by any one investment,

     - no more than 70% of the value of portfolio's total assets may be represented by any two investments,

     - no more than 80% of the value of a portfolio's total assets may be represented by any three investments, and

     - no more than 90% of the value of a portfolio's total assets may be represented by any four investments.

     It is possible, particularly for the Dow Target 5 portfolios, that changes in the market prices of a portfolio's securities during the course of a year could cause the portfolio to fail this test at the end of a quarter. We intend to manage the Fund's portfolios so as to maintain the tax-advantaged status of the variable annuities. If we determine that a portfolio might fail this diversification test, we will purchase or sell securities for that portfolio in order to prevent that failure. In so doing, we will seek to minimize any deviations from the portfolio's standard strategy.

                                   MANAGEMENT

INVESTMENT ADVISER AND SUBADVISER

     Ohio National Investments, Inc. (the "Adviser" or "ONII") manages the investment and reinvestment of Dow Target Variable Fund's assets, subject to the supervision of the Board of Managers. The Board of Managers is responsible for Dow Target Variable Fund's overall management and direction. The Board of Managers approves all significant agreements, including those with the Adviser, First Trust Advisers, the Fund's subadviser, the Fund's principal underwriter ("Ohio National Equities, Inc." or "ONEQ"), custodian ("U.S. Bank"), transfer agent and fund accounting agent, U.S. Bank Fund Services, LLC ("U.S. Bank Fund Services"). Managers are elected by the members for three-year terms. Member meetings are normally held every 3 years. Because of ONLI's ownership of Dow Target Variable Fund's interests, ONLI is a controlling person of each portfolio of the Fund.

     For managing the Fund's assets, the Adviser receives an annual management fee based on each portfolio's net assets, at a rate of 0.60%. The Adviser pays First Trust Advisors L.P. for its services as subadviser at an annual rate of 0.35% of the total net assets of each of the portfolios.


     Because the securities that make up the portfolios are selected in accordance with strict investment guidelines, and because the strategy involves the buying and holding of the securities, there is no one portfolio manager responsible for the management of the portfolios. Rather the portfolios are maintained by a committee of First Trust's investment management staff.


                            SHAREHOLDER INFORMATION

PURCHASE PRICE


     Fund interests are sold to ONLIC's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Fund receives a purchase or redemption order. The value of Fund interests is based on the market value of the stocks and any other cash or securities owned by each portfolio. The net asset values of the Fund's interests are determined on each day on which an order for purchase or redemption of the Fund's interests are received and there is enough trading in portfolio securities that the current net asset value of its interests might be affected. The values are determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. The net asset value of each portfolio is computed by dividing the value of that portfolio's securities plus any cash or other assets, less the portfolio's liabilities, by the number of portfolio interests outstanding. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be valued by another method that the Board of Managers believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

FUND DIVIDENDS AND DISTRIBUTIONS

     Dividends representing net investment income are normally distributed quarterly. Any net realized capital gains are normally distributed annually. However, the Board may declare dividends more often. Dividends and distributions are automatically reinvested in additional interests in the respective portfolios at net asset value without a sales charge.

                                   APPENDIX A

                            DOW TARGET 10 PORTFOLIOS

                      PLAN OF MERGER AND RECLASSIFICATION



     This plan of merger and reclassification has been entered into on the ninth day of May, 2001, by the Dow Target Variable Fund, LLC ("Dow Target Fund"), an Ohio Limited Liability Company, on behalf of its existing twelve monthly Dow Target 10 Portfolios (the "Monthly Portfolios") and its newly formed four quarterly Dow Target 10 Portfolios (the "Quarterly Portfolios").


     Whereas, Dow Target Fund is a registered investment company under the Investment Company Act of 1940 as amended (the "1940 Act");

     Whereas the Board of Managers of Dow Target Fund has determined that the transactions described herein are in the best interests of the members of each of the Monthly Portfolios and the newly formed Quarterly Portfolios;

     Whereas the Board of Managers has determined that the transactions described herein will not dilute the interests of any members of the Monthly Portfolios and the Quarterly Portfolios;

     Whereas the Board of Managers has determined that the transaction described herein will provide for the equitable liquidation and distribution of the membership interests in each of the Monthly Portfolios;

     Whereas Section 3.3 of Dow Target Fund's By-laws authorizes the Board of Managers to direct the management of the business and affairs of Dow Target Fund;

     Whereas the Board of Managers has agreed that the existing twelve Monthly Portfolios should be merged into four newly formed Quarterly Portfolios; and

     Whereas the Board of Managers has recommended that this plan of merger and reorganization be approved by the members of each of the existing Monthly Portfolios,

     Now, therefore, all the assets, liabilities and interests of the twelve existing Monthly Portfolios shall be transferred on the closing date to the corresponding newly formed Quarterly Portfolios as described below, provided, however, that these transactions shall not be effected as to any Monthly Portfolio unless and until this plan shall have first been approved by a majority of the members of those portfolios as provided in Dow Target Fund's By-laws.

     1. The closing date shall be a day on which Dow Target Fund is open for business and the New York Stock Exchange is open for unrestricted trading. It shall be a day determined by Dow Target Fund's management as soon as practicable after approval of this plan by the members of the existing Monthly Portfolios.


     2. On or before the closing date, and prior to effecting the transactions, Dow Target Fund shall have received a satisfactory written opinion of legal counsel that the transactions described herein shall qualify as a restructuring of a branch or division for income tax purposes.


     3. In exchange for all of his or her membership interest of the existing Monthly Portfolios, each member of an existing Monthly Portfolio shall receive a number of membership interests, including fractional interests, of the corresponding newly formed Quarterly Portfolio equal in dollar value to the number of whole and fractional interests that member owns in the existing Monthly Portfolio. Each member of an existing Monthly Portfolio shall thereupon become a member in the corresponding newly formed Quarterly Portfolio.

     4. For purposes of these transactions, the membership interests of each portfolio shall be determined as of 4:00 p.m., Eastern Time, on the closing date. Those valuations shall be made in the usual manner as provided in Dow Target Fund's prospectus.

     5. Upon completion of the foregoing transactions, the existing Monthly Portfolios shall be terminated and no further membership interests shall be issued by any of them. The classes of Dow Target Fund's membership interests, representing the existing Monthly Portfolios shall thereupon be closed and the membership interests previously authorized for those classes shall be reclassified by the Board of Managers. Dow Target Fund's Board of Managers and management shall take whatever actions are necessary under Ohio law and the 1940 Act to effect the termination of the existing Monthly Portfolios.

     6. As provided in the Investment Advisory Agreement, the costs and expenses of these transactions, including the preparation, filing, printing and mailing of proxy solicitation material, disclosure documents and related legal fees shall be borne by each of the existing Monthly Portfolios pro rata based upon the total amount of net assets of each portfolio as a fraction of the total net assets of all 12 portfolios at the time any such costs and expenses are paid.

     In witness whereof, Dow Target Fund, on behalf of each of the existing Monthly Portfolios and newly formed Quarterly Portfolios, has caused this plan of merger and reorganization to be executed and attested in the City of Montgomery, State of Ohio, on the date first written above.

DOW TARGET VARIABLE FUND LLC

By:         /s/ JOHN J. PALMER
    ----------------------------------
        John J. Palmer, President

Attest:

        /s/ RONALD L. BENEDICT
--------------------------------------
    Ronald L. Benedict, Secretary

                                   APPENDIX B

                            DOW TARGET 5 PORTFOLIOS

                      PLAN OF MERGER AND RECLASSIFICATION



     This plan of merger and reclassification has been entered into on the ninth day of May,2001, by the Dow Target Variable Fund LLC ("Dow Target Fund"), an Ohio Limited Liability Company, on behalf of its existing twelve monthly Dow Target 5 Portfolios (the "Monthly Portfolios") and its newly formed four quarterly Dow Target 5 Portfolios (the "Quarterly Portfolios").


     Whereas, Dow Target Fund is a registered investment company under the Investment Company Act of 1940 as amended (the "1940 Act");

     Whereas the Board of Managers of Dow Target Fund has determined that the transactions described herein are in the best interests of the members of each of the Monthly Portfolios and the newly formed Quarterly Portfolios;

     Whereas the Board of Managers has determined that the transactions described herein will not dilute the interests of any members of the Monthly Portfolios and the Quarterly Portfolios;

     Whereas the Board of Managers has determined that the transaction described herein will provide for the equitable liquidation and distribution of the membership interests in each of the Monthly Portfolios;

     Whereas Section 3.3 of Dow Target Fund's By-laws authorizes the Board of Managers to direct the management of the business and affairs of Dow Target Fund;

     Whereas the Board of Managers has agreed that the existing twelve Monthly Portfolios should be merged into four newly formed Quarterly Portfolios; and

     Whereas the Board of Managers has recommended that this plan of merger and reorganization be approved by the members of each of the existing Monthly Portfolios,

     Now, therefore, all the assets, liabilities and interests of the twelve existing Monthly Portfolios shall be transferred on the closing date to the corresponding newly formed Quarterly Portfolios as described below, provided, however, that these transactions shall not be effected as to any Monthly Portfolio unless and until this plan shall have first been approved by a majority of the members of those portfolios as provided in Dow Target Fund's By-laws.

     1. The closing date shall be a day on which Dow Target Fund is open for business and the New York Stock Exchange is open for unrestricted trading. It shall be a day determined by Dow Target Fund's management as soon as practicable after approval of this plan by the members of the existing Monthly Portfolios.


     2. On or before the closing date, and prior to effecting the transactions, Dow Target Fund shall have received a satisfactory written opinion of legal counsel that the transactions described herein shall qualify as a restructuring of a branch or division for income tax purposes.


     3. In exchange for all of his or her membership interest of the existing Monthly Portfolios, each member of an existing Monthly Portfolio shall receive a number of membership interests, including fractional interests, of the corresponding newly formed Quarterly Portfolio equal in dollar value to the number of whole and fractional interests that member owns in the existing Monthly Portfolio. Each member of an existing Monthly Portfolio shall thereupon become a member in the corresponding newly formed Quarterly Portfolio.

     4. For purposes of these transactions, the membership interests of each portfolio shall be determined as of 4:00 p.m., Eastern Time, on the closing date. Those valuations shall be made in the usual manner as provided in Dow Target Fund's prospectus.

     5. Upon completion of the foregoing transactions, the existing Monthly Portfolios shall be terminated and no further membership interests shall be issued by any of them. The classes of Dow Target Fund's membership interests, representing the existing Monthly Portfolios shall thereupon be closed and the membership interests previously authorized for those classes shall be reclassified by the Board of Managers. Dow Target Fund's Board of Managers and management shall take whatever actions are necessary under Ohio law and the 1940 Act to effect the termination of the existing Monthly Portfolios.

     6. As provided in the Investment Advisory Agreement, the costs and expenses of these transactions, including the preparation, filing, printing and mailing of proxy solicitation material, disclosure documents and related legal fees shall be borne by each of the existing Monthly Portfolios pro rata based upon the total amount of net assets of each portfolio as a fraction of the total net assets of all 12 portfolios at the time any such costs and expenses are paid.

     In witness whereof, Dow Target Fund, on behalf of each of the existing Monthly Portfolios and newly formed Quarterly Portfolios, has caused this plan of merger and reorganization to be executed and attested in the City of Montgomery, State of Ohio, on the date first written above.

DOW TARGET VARIABLE FUND LLC

By:         /s/ JOHN J. PALMER
    ----------------------------------
        John J. Palmer, President

Attest:

        /s/ RONALD L. BENEDICT
--------------------------------------
    Ronald L. Benedict, Secretary

                                 FORM OF PROXY

                         DOW TARGET VARIABLE FUND, LLC
                    PROXY SOLICITED BY THE BOARD OF MANAGERS
                FOR A MEETING OF SHAREHOLDERS -- APRIL 29, 2003

The undersigned hereby appoints Ronald L. Benedict and John J. Palmer, and each of them separately, proxies with power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Meeting (the "Meeting") of Members of the Fund indicated above to be held at the offices of Ohio National Fund, One Financial Way, Cincinnati, Ohio 45242 on April 29, 2003 at 10:00 a.m. (Eastern Time) and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED MEMBER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.

In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting. The Managers recommend a vote FOR the proposal.


TO VOTE BY MAIL, PLEASE VOTE, SIGN AND DATE BELOW AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.


NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. All Joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, name and indicate the signer's office. If a partner, sign in the partnership name.

                                          --------------------------------------
                                          Signature

                                          --------------------------------------
                                          Signature (if held jointly)

                                          --------------------------------------
                                          Date

         For                  Against               Abstain
        [  ]                    [  ]                  [  ]

     I. Proposal to approve the Agreement and Plan of Reorganization providing for the Merger of the Dow Target Variable Fund monthly portfolios into Dow Target Variable Fund quarterly portfolios, as described in the Prospectus/Proxy Statement and the Agreement and Plan of Reorganization.


PLEASE SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 15, 2003


                          DOW TARGET VARIABLE FUND, LLC
                                One Financial Way
                             Cincinnati, Ohio 45242
                            Telephone 1-800-366-6654


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus/proxy statement dated April 15, 2003, for the Special Meeting of the Members of the Dow Target Variable Fund, LLC portfolios (the "Meeting") and the current prospectus of the Dow Target Variable Fund, LLC dated May 1, 2002 as supplemented which has been filed with the Securities and Exchange Commission and can be obtained without charge by calling 1-800-366-6654 or by writing to the Fund at the address listed above.



The prospectus/proxy statement describes the proposed mergers and reclassifications of the existing monthly Dow Target 10 portfolios and the Dow Target 5 portfolios into newly created quarterly Dow Target 10 portfolios and Dow Target 5 portfolios pursuant to the terms of a Plan of Merger and Reorganization (the "Plan").


Under the Plan, the newly formed quarterly portfolios would acquire all of the assets and assume all of the liabilities of the existing monthly portfolios, and issue quarterly portfolio shares in exchange. As a result of the mergers, each member will own the number of membership interests, including fractional interests, of the corresponding quarterly portfolio, equal in dollar value at the time of the mergers to the value of such member's interest in the monthly portfolio.


To obtain a free copy of the prospectus/proxy statement, call or write to us at the telephone number or address shown above. Further information about the Fund is contained and incorporated by reference to the Fund's Statement of Information dated May 1, 2002, which is incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS


GENERAL INFORMATION .......................... 3
FINANCIAL STATEMENTS.........................  3

                               GENERAL INFORMATION


     The members of the Dow Target Variable Fund, LLC are being asked to approve the proposed mergers of the existing monthly Dow Target 5 portfolios and Dow Target 10 portfolios of Dow Target Variable Fund, LLC, ("Dow Fund" or the "Fund") into newly created quarterly Dow Target 5 portfolios and Dow Target 10 portfolios, respectively. The merged, or newly formed, quarterly portfolios will then continue as the Dow Target 5 quarterly portfolios and the Dow Target 10 quarterly portfolios, respectively. As a result of the merger and reclassifications, each contractowner who has allocated annuity purchase payments to the existing monthly portfolios of the Fund will have a number of Accumulation Units, including fractional units, of the corresponding quarterly portfolio, equal in dollar value at the time of the mergers to the value of the contractowner's Accumulation Units of the corresponding monthly portfolio. The terms and conditions of the mergers and reclassifications are fully described in the prospectus/proxy statement and in the Plan of Merger and Reorganization attached thereto as an appendix.



For more information about the Fund, the Adviser and the Issuer, contractowners should refer to the Statement of Information dated May 1, 2002, which is incorporated by reference herein.


                              FINANCIAL STATEMENTS

Pro forma financial statements reflecting consummation of the Merger and Reclassification are included herein.


Audited financial statements and accompanying notes of the Dow Target Variable Fund, LLC for the fiscal year ended December 31, 2002 and the independent auditors' report thereon, dated February 18, 2003, are incorporated herein by reference from the Dow Target Variable Fund's Annual Report.

DOW TARGET VARIABLE FUND LLC
MERGER INFORMATION
MARCH 26, 2003

The Dow Target Variable Fund LLC currently has 12 Dow "10" Portfolios and 12 Dow "5" Portfolios (one for each month of the year). It is our intention to merge the 12 monthly Dow "10" Portfolios into four quarterly Dow "10" Portfolios and the 12 monthly Dow "5" Portfolios into four quarterly Dow "5" Portfolios. The February and March Portfolios will be merged into the January Portfolio and the name changed to "First Quarter" Portfolio. The May and June Portfolios will be merged into the April Portfolio and the name changed to "Second Quarter" Portfolio. The August and September Portfolios will be merged into the July Portfolio and the name changed to "Third Quarter" Portfolio. The November and December Portfolios will be merged into the October Portfolio and the name changed to "Fourth Quarter" Portfolio.

Presented on the following pages are the historical Statements of Assets and Liabilities for each of the 24 individual monthly Portfolios as well as the eight Quarterly Pro Forma Statements of Assets and Liabilities as of December 31, 2002. Also presented are the Statements of Operations for each of the 24 individual monthly Portfolios as well as the Pro Forma Statements of Operations for the year 2002.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the acquiring Portfolios and the target Portfolios included in their respective annual report dated December 31, 2002.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10-JANUARY PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002



                                                                                       FAIR
         SHARES                            COMMON STOCKS                               VALUE        %
-------------------------------------------------------------------------------------------------------------
            828       Caterpillar, Inc. (7)                                           $ 37,856     10.0
          1,446       Eastman Kodak Co. (1)                                             50,668     13.4
          1,033       E.I. DuPont de Nemours and Co. (2)                                43,799     11.6
          1,108       Exxon Mobil Corp. (5)                                             38,714     10.3
            901       General Motors Corp. (8)                                          33,211      8.8
          1,084       International Paper Co. (6)                                       37,907     10.0
          1,206       JP Morgan Chase & Co. (10)                                        28,944      7.7
            740       Merck & Co. (3)                                                   41,891     11.1
            957       Phillip Morris Cos., Inc. (4)                                     38,787     10.3
          1,116       SBC Communications, Inc. (9)                                      30,255      8.0
                                                                              -------------------------------
                      TOTAL COMMON STOCKS.....................................       $ 382,032     101.2
                                                                              -------------------------------

         FACE                                                                           FAIR
        AMOUNT                         REPURCHASE AGREEMENTS                            VALUE        %
-------------------------------------------------------------------------------------------------------------
        $ 2,000       US Bank 1.05% due 01/02/03
                        Repurchase price $2,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $2,040
                        Face Value: $2,075
                        Due: 08/01/17
                        Interest: 5.00%  ....................................          $ 2,000      0.5
                                                                              -------------------------------
                      TOTAL REPURCHASE AGREEMENTS ...........................          $ 2,000      0.5
                                                                              -------------------------------
                      TOTAL HOLDINGS (COST $462,077) (a) ....................        $ 384,032     101.7
                                                                              -------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ................           (6,527)    (1.7)
                                                                              -------------------------------
                      NET ASSETS ............................................        $ 377,505     100.0
                                                                              ===============================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Photo Equipment
                    2 Chemicals
                    3 Drugs & Biotechnology
                    4 Tobacco
                    5 Oil, Energy & Natural Gas
                    6 Paper & Related
                    7 Machinery
                    8 Automotive & Related
                    9 Telecommunications & Related
                   10 Financial Services

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10-FEBRUARY PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002


                                                                                     FAIR
         SHARES                          COMMON STOCKS                               VALUE       %
----------------------------------------------------------------------------------------------------------
          1,925       Caterpillar, Inc. (4)                                        $ 88,011     10.3
          3,391       Eastman Kodak Co. (1)                                         118,821     13.9
          2,242       E.I. DuPont de Nemours and Co. (2)                             95,060     11.1
          2,499       Exxon Mobil Corp. (5)                                          87,315     10.2
          1,920       General Motors Corp. (9)                                       70,771      8.3
          2,339       International Paper Co. (6)                                    81,795      9.6
          2,932       JP Morgan Chase & Co. (10)                                     70,368      8.2
          1,644       Merck & Co. (3)                                                93,067     10.9
          1,950       Phillip Morris Cos., Inc. (7)                                  79,034      9.2
          2,663       SBC Communications, Inc. (8)                                   72,194      8.4
                                                                          --------------------------------
                      TOTAL COMMON STOCKS ...............................         $ 856,436     100.1
                                                                          --------------------------------

         FACE                                                                        FAIR
        AMOUNT                   REPURCHASE AGREEMENTS                               VALUE        %
----------------------------------------------------------------------------------------------------------
        $ 2,000       US Bank 1.05% due 01/02/03
                        Repurchase price $2,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $2,040
                        Face Value: $2,075
                        Due:  08/01/17
                        Interest: 5.00%                                           $   2,000      0.2
                                                                          --------------------------------
                      TOTAL REPURCHASE AGREEMENTS .......................         $   2,000      0.2
                                                                          --------------------------------
                      TOTAL HOLDINGS (COST $970,602) (a) ................         $ 858,436     100.3
                                                                          --------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ............            (2,211)    (0.3)
                                                                          --------------------------------
                      NET ASSETS ........................................         $ 856,225     100.0
                                                                          ================================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Photo Equipment
                    2 Chemicals
                    3 Drugs & Biotechnology
                    4 Machinery
                    5 Oil, Energy & Natural Gas
                    6 Paper & Related
                    7 Tobacco
                    8 Telecommunications & Related
                    9 Automotive & Related
                   10 Financial Services

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10-MARCH PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002


                                                                                    FAIR
         SHARES                          COMMON STOCKS                              VALUE        %
----------------------------------------------------------------------------------------------------------
          1,783       Caterpillar, Inc. (6)                                        $ 81,519      9.7
          3,128       Eastman Kodak Co. (1)                                         109,605     13.1
          2,111       E.I. DuPont de Nemours and Co. (3)                             89,506     10.7
          2,432       Exxon Mobil Corp. (4)                                          84,974     10.2
          1,849       General Motors Corp. (10)                                      68,154      8.1
          2,253       International Paper Co. (7)                                    78,787      9.4
          3,432       JP Morgan Chase & Co. (5)                                      82,368      9.8
          1,632       Merck & Co. (2)                                                92,388     11.0
          1,901       Phillip Morris Cos., Inc. (8)                                  77,048      9.2
          2,629       SBC Communications, Inc. (9)                                   71,272      8.5
                                                                          --------------------------------
                      TOTAL COMMON STOCKS ................................        $ 835,621     99.7
                                                                          --------------------------------

          FACE                                                                        FAIR
         AMOUNT                  REPURCHASE AGREEMENTS                                VALUE       %
----------------------------------------------------------------------------------------------------------
        $ 6,000       US Bank 1.05% due 01/02/03
                        Repurchase price $6,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $6,120
                        Face Value: $6,226
                        Due: 08/01/17
                        Interest: 5.00%                                             $ 6,000      0.7
                                                                          --------------------------------
                      TOTAL REPURCHASE AGREEMENTS ........................          $ 6,000      0.7
                                                                          --------------------------------
                      TOTAL HOLDINGS (COST $990,115) (a) .................        $ 841,621     100.4
                                                                          --------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES .............           (3,209)    (0.4)
                                                                          --------------------------------
                      NET ASSETS .........................................        $ 838,412     100.0
                                                                          ================================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Photo Equipment
                    2 Drugs & Biotechnology
                    3 Chemicals
                    4 Oil, Energy & Natural Gas
                    5 Financial Services
                    6 Machinery
                    7 Paper & Related
                    8 Tobacco
                    9 Telecommunications & Related
                   10 Automotive & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 JANUARY THROUGH MARCH (1ST QUARTER) PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002


                                                                                    FAIR
         SHARES                          COMMON STOCKS                              VALUE        %
----------------------------------------------------------------------------------------------------------
          4,536       Caterpillar, Inc. (5)                                       $ 207,386     10.0
          7,965       Eastman Kodak Co. (1)                                         279,094     13.4
          5,386       E.I. DuPont de Nemours and Co. (2)                            228,365     11.0
          6,039       Exxon Mobil Corp. (4)                                         211,003     10.2
          4,670       General Motors Corp. (10)                                     172,136      8.3
          5,676       International Paper Co. (6)                                   198,489      9.6
          7,570       JP Morgan Chase & Co. (8)                                     181,680      8.8
          4,016       Merck & Co. (3)                                               227,346     11.0
          4,808       Phillip Morris Cos., Inc. (7)                                 194,869      9.4
          6,408       SBC Communications, Inc. (9)                                  173,721      8.4
                                                                          --------------------------------
                      TOTAL COMMON STOCKS ................................      $ 2,074,089     100.1
                                                                          --------------------------------

     FACE                                                                          FAIR
     AMOUNT                          REPURCHASE AGREEMENTS                         VALUE           %
----------------------------------------------------------------------------------------------------------
       $ 10,000       US Bank 1.05% due 01/02/03
                        Repurchase price $10,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $10,200
                        Face Value: $10,376
                        Due: 08/01/17
                        Interest: 5.00%                                         $    10,000      0.5
                                                                          --------------------------------
                      TOTAL REPURCHASE AGREEMENTS .......................       $    10,000      0.5
                                                                          --------------------------------
                      TOTAL HOLDINGS (COST $2,422,794) (a) ..............       $ 2,084,089     100.6
                                                                          --------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ............           (11,947)    (0.6)
                                                                          --------------------------------
                      NET ASSETS ........................................       $ 2,072,142     100.0
                                                                          ================================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Photo Equipment
                    2 Chemicals
                    3 Drugs & Biotechnology
                    4 Oil, Energy & Natural Gas
                    5 Machinery
                    6 Paper & Related
                    7 Tobacco
                    8 Financial Services
                    9 Telecommunications & Related
                   10 Automotive & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10-APRIL PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002



                                                                                     FAIR
         SHARES                          COMMON STOCKS                               VALUE       %
----------------------------------------------------------------------------------------------------------
          1,508       Caterpillar, Inc. (6)                                        $ 68,946      9.4
          2,797       Eastman Kodak Co. (1)                                          98,007     13.4
          1,793       E.I. DuPont de Nemours and Co. (4)                             76,023     10.4
          1,437       General Motors Corp. (10)                                      52,968      7.2
          2,023       International Paper Co. (5)                                    70,744      9.6
          2,442       JP Morgan Chase & Co. (9)                                      58,608      8.0
          1,510       Merck & Co. (3)                                                85,481     11.6
          1,618       Phillip Morris Cos., Inc. (7)                                  65,578      8.9
          2,303       SBC Communications, Inc. (8)                                   62,434      8.5
            741       3M Co. (2)                                                     91,365     12.5
                                                                          --------------------------------
                      TOTAL COMMON STOCKS.                                        $ 730,154     99.5
                                                                          --------------------------------

         FACE                                                                        FAIR
         AMOUNT                   REPURCHASE AGREEMENTS                              VALUE        %
----------------------------------------------------------------------------------------------------------
        $ 7,000       US Bank 1.05% due 01/02/03
                        Repurchase price $7,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $7,140
                        Face Value: $7,264
                        Due: 08/01/17
                        Interest: 5.00%                                           $   7,000       1.0
                                                                          --------------------------------
                      TOTAL REPURCHASE AGREEMENTS ........................        $   7,000       1.0
                                                                          --------------------------------
                      TOTAL HOLDINGS (COST $785,861) (a) .................        $ 737,154     100.5
                                                                          --------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES .............           (3,903)     (0.5)
                                                                          --------------------------------
                      NET ASSETS .........................................        $ 733,251     100.0
                                                                          ================================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Photo Equipment
                    2 Manufacturing
                    3 Drugs & Biotechnology
                    4 Chemicals
                    5 Paper & Related
                    6 Machinery
                    7 Tobacco
                    8 Telecommunications & Related
                    9 Financial Services
                   10 Automotive & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10-MAY PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002


                                                                                    FAIR
         SHARES                          COMMON STOCKS                              VALUE        %
----------------------------------------------------------------------------------------------------------
          1,657       Caterpillar, Inc. (6)                                       $ 75,758      10.0
          2,740       Eastman Kodak Co. (1)                                         96,009      12.7
          2,025       E.I. DuPont de Nemours and Co. (3)                            85,860      11.4
          2,852       General Electric (7)                                          69,446      9.2
          1,388       General Motors Corp. (10)                                     51,162      6.8
          2,238       International Paper Co. (5)                                   78,263      10.4
          2,564       JP Morgan Chase & Co. (9)                                     61,536      8.2
          1,603       Merck & Co. (2)                                               90,746      12.0
          1,591       Phillip Morris Cos., Inc. (8)                                 64,483      8.5
          2,914       SBC Communications, Inc. (4)                                  78,999      10.5
                                                                          --------------------------------
                      TOTAL COMMON STOCKS ...............................        $ 752,262      99.7
                                                                          --------------------------------

         FACE                                                                       FAIR
        AMOUNT                          REPURCHASE AGREEMENTS                       VALUE        %
----------------------------------------------------------------------------------------------------------
        $ 5,000       US Bank 1.05% due 01/2/03
                        Repurchase price $5,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $5,100
                        Face Value: $5,188
                        Due: 08/01/17
                        Interest: 5.00%                                          $   5,000      0.6
                                                                          --------------------------------
                      TOTAL REPURCHASE AGREEMENTS .......................        $   5,000      0.6
                                                                          --------------------------------
                      TOTAL HOLDINGS (COST $891,634) (a) ................        $ 757,262     100.3
                                                                          --------------------------------
                      LIABLILITIES, NET OF CASH & RECEIVABLES ...........           (2,474)     (0.3)
                                                                          --------------------------------
                      NET ASSETS ........................................        $ 754,788     100.0
                                                                          ================================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES

                    1 Photo Equipment
                    2 Drugs & Biotechnology
                    3 Chemicals
                    4 Telecommunications & Related
                    5 Paper & Related
                    6 Machinery
                    7 Electrical Equipment
                    8 Tobacco
                    9 Financial Services
                   10 Automotive & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10-JUNE PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002



                                                                                    FAIR
         SHARES                          COMMON STOCKS                              VALUE         %
----------------------------------------------------------------------------------------------------------
          2,448       Caterpillar, Inc. (5)                                       $ 111,923     10.6
          3,750       Eastman Kodak Co. (1)                                         131,400     12.4
          2,765       E.I. DuPont de Nemours and Co. (3)                            117,236     11.1
          3,235       Exxon Mobil Corp. (4)                                         113,031     10.7
          2,033       General Motors Corp. (10)                                      74,937      7.1
          2,961       International Paper Co. (6)                                   103,546      9.8
          3,549       JP Morgan Chase & Co. (9)                                      85,176      8.0
          2,256       Merck & Co. (2)                                               127,712     12.1
          2,249       Phillip Morris Cos., Inc. (8)                                  91,152      8.6
          3,690       SBC Communications, Inc. (7)                                  100,035      9.4
                                                                          --------------------------------
                      TOTAL COMMON STOCKS ...............................       $ 1,056,148     99.8
                                                                          --------------------------------
                      TOTAL HOLDINGS (COST $1,227,863) (a) ..............       $ 1,056,148     99.8
                                                                          --------------------------------
                      CASH & RECEIVABLES, NET OF LIABILITIES ............             1,760      0.2
                                                                          --------------------------------
                      NET ASSETS ........................................       $ 1,057,908     100.0
                                                                          ================================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Photo Equipment
                    2 Drugs & Biotechnology
                    3 Chemicals
                    4 Oil, Energy & Natural Gas
                    5 Machinery
                    6 Paper & Related
                    7 Telecommunications & Related
                    8 Tobacco
                    9 Financial Services
                   10 Automotive & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10-APRIL THROUGH JUNE (2ND QUARTER) PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002



                                                                                    FAIR
         SHARES                          COMMON STOCKS                              VALUE         %
-----------------------------------------------------------------------------------------------------------
          5,613       Caterpillar, Inc. (4)                                       $ 256,627      10.1
          9,287       Eastman Kodak Co. (1)                                         325,416      12.8
          6,583       E.I. DuPont de Nemours and Co. (3)                            279,119      11.0
          3,235       Exxon Mobil Corp. (10)                                        113,031      4.4
          2,852       General Electric (12)                                          69,446      2.7
          4,858       General Motors Corp. (9)                                      179,067      7.0
          7,222       International Paper Co. (5)                                   252,553      9.9
          8,555       JP Morgan Chase & Co. (8)                                     205,320      8.1
          5,369       Merck & Co. (2)                                               303,939      11.9
          5,458       Phillip Morris Cos., Inc. (7)                                 221,213      8.7
          8,907       SBC Communications, Inc. (6)                                  241,468      9.5
            741       3M Co. (11)                                                    91,365      3.6
                                                                           --------------------------------
                      TOTAL COMMON STOCKS .................................     $ 2,538,564      99.7
                                                                           --------------------------------

     FACE                                                                        FAIR
     AMOUNT                          REPURCHASE AGREEMENTS                       VALUE             %
-----------------------------------------------------------------------------------------------------------
       $ 12,000       US Bank 1.05% due 01/02/03
                        Repurchase price $12,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $12,240
                        Face Value: $12,452
                        Due: 08/01/17
                        Interest: 5.00%                                            $ 12,000      0.5
                                                                           --------------------------------
                      TOTAL REPURCHASE AGREEMENTS .........................        $ 12,000      0.5
                                                                           --------------------------------
                      TOTAL HOLDINGS (COST $2,905,358) (a) ................    $ 2,550,564     100.2
                                                                           --------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ..............          (4,617)    (0.2)
                                                                           --------------------------------
                      NET ASSETS ..........................................     $ 2,545,947     100.0
                                                                           ================================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Photo Equipment
                    2 Drugs & Biotechnology
                    3 Chemicals
                    4 Machinery
                    5 Paper & Related
                    6 Telecommunications & Related
                    7 Tobacco
                    8 Financial Services
                    9 Automotive & Related
                   10 Oil, Energy & Natural Gas
                   11 Manufacturing
                   12 Electrical Equipment

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10-JULY PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2002

                                                                                   FAIR
         SHARES                          COMMON STOCKS                             VALUE         %
----------------------------------------------------------------------------------------------------------
          2,180       Caterpillar, Inc. (5)                                       $ 99,670      10.2
          3,662       Eastman Kodak Co. (1)                                        128,317      13.2
          2,388       E.I. DuPont de Nemours and Co. (3)                           101,251      10.4
          3,554       General Electric (8)                                          86,540      8.9
          2,063       General Motors Corp. (10)                                     76,042      7.8
          2,511       International Paper Co. (7)                                   87,809      9.0
          3,247       JP Morgan Chase & Co. (9)                                     77,928      8.0
          2,088       Merck & Co. (2)                                              118,202      12.1
          2,477       Phillip Morris Cos., Inc. (4)                                100,393      10.3
          3,521       SBC Communications, Inc. (6)                                  95,454      9.8
                                                                          --------------------------------
                      TOTAL COMMON STOCKS ...............................        $ 971,606      99.7
                                                                          --------------------------------

     FACE                                                                       FAIR
     AMOUNT                          REPURCHASE AGREEMENTS                      VALUE             %
----------------------------------------------------------------------------------------------------------
        $ 6,000       US Bank 1.05% due 01/02/03
                        Repurchase price $6,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $6,120
                        Face Value: $6,226
                        Due: 08/01/17
                        Interest: 5.00%                                          $   6,000      0.5
                                                                          --------------------------------
                      TOTAL REPURCHASE AGREEMENTS ........................       $   6,000      0.5
                                                                          --------------------------------
                      TOTAL HOLDINGS (COST $1,119,510) (a) ...............       $ 977,606     100.2
                                                                          --------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES .............          (1,904)     (0.2)
                                                                          --------------------------------
                      NET ASSETS .........................................       $ 975,702     100.0
                                                                          ================================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Photo Equipment
                    2 Drugs & Biotechnology
                    3 Chemicals
                    4 Tobacco
                    5 Machinery
                    6 Telecommunications & Related
                    7 Paper & Related
                    8 Electrical Equipment
                    9 Financial Services
                   10 Automotive & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10-AUGUST PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                          DECEMBER 31, 2002



                                                                                     FAIR
         SHARES                          COMMON STOCKS                               VALUE        %
----------------------------------------------------------------------------------------------------------
          1,443       Caterpillar, Inc. (4)                                        $ 65,974     10.2
          2,104       Eastman Kodak Co. (2)                                          73,724     11.5
          1,555       E.I. DuPont de Nemours and Co. (5)                             65,932     10.2
          1,833       Exxon Mobil Corp. (6)                                          64,045      9.9
          1,422       General Motors Corp. (10)                                      52,414      8.1
          1,644       International Paper Co. (8)                                    57,491      8.9
          2,627       JP Morgan Chase & Co. (7)                                      63,048      9.9
          1,348       Merck & Co. (1)                                                76,311     11.8
          1,398       Phillip Morris Cos., Inc. (9)                                  56,661      8.8
          2,485       SBC Communications, Inc. (3)                                   67,368     10.5
                                                                           -------------------------------
                      TOTAL COMMON STOCKS ................................        $ 642,968     99.8
                                                                           -------------------------------

     FACE                                                                        FAIR
     AMOUNT                          REPURCHASE AGREEMENTS                       VALUE            %
----------------------------------------------------------------------------------------------------------
        $ 5,000       US Bank 1.05% due 01/2/03
                        Repurchase price $5,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $5,100
                        Face Value: $5,188
                        Due: 08/01/17
                        Interest: 5.00%                                           $   5,000       0.8
                                                                           -------------------------------
                      TOTAL REPURCHASE AGREEMENTS .........................       $   5,000       0.8
                                                                           -------------------------------
                      TOTAL HOLDINGS (COST $731,248) (a) ..................       $ 647,968     100.6
                                                                           -------------------------------
                      LIABLILITIES, NET OF CASH & RECEIVABLES .............          (3,749)     (0.6)
                                                                           -------------------------------
                      NET ASSETS ..........................................       $ 644,219     100.0
                                                                           ===============================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Drugs & Biotechnology
                    2 Photo Equipment
                    3 Telecommunications & Related
                    4 Machinery
                    5 Chemicals
                    6 Oil, Energy & Natural Gas
                    7 Financial Services
                    8 Paper & Related
                    9 Tobacco
                   10 Automotive & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10-SEPTEMBER PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002



                                                                                    FAIR
         SHARES                          COMMON STOCKS                              VALUE         %
----------------------------------------------------------------------------------------------------------
          1,469       Caterpillar, Inc. (4)                                        $ 67,162     10.7
          2,070       Eastman Kodak Co. (1)                                          72,532     11.6
          1,588       E.I. DuPont de Nemours and Co. (3)                             67,331     10.8
          1,790       Exxon Mobil Corp. (6)                                          62,543     10.1
          1,308       General Motors Corp. (10)                                      48,213      7.7
          1,702       International Paper Co. (7)                                    59,519      9.5
          2,390       JP Morgan Chase & Co. (8)                                      57,360      9.2
          1,250       Merck & Co.(2)                                                 70,763     11.3
          1,284       Phillip Morris Cos., Inc. (9)                                  52,041      8.3
          2,473       SBC Communications, Inc. (5)                                   67,043     10.7
                                                                           -------------------------------
                      TOTAL COMMON STOCKS ................................        $ 624,507     99.9
                                                                           -------------------------------

     FACE                                                                        FAIR
     AMOUNT                          REPURCHASE AGREEMENTS                       VALUE            %
----------------------------------------------------------------------------------------------------------
        $ 3,000       US Bank 1.05% due 01/02/03
                        Repurchase price $3,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $3,060
                        Face Value: $3,113
                        Due: 08/01/17
                        Interest: 5.00%                                           $   3,000       0.5
                                                                           -------------------------------
                      TOTAL REPURCHASE AGREEMENTS ........................        $   3,000       0.5
                                                                           -------------------------------
                      TOTAL HOLDINGS (COST $710,826) (a) .................        $ 627,507     100.4
                                                                           -------------------------------
                      LIABLILITIES, NET OF CASH & RECEIVABLES ............           (2,642)     (0.4)
                                                                           -------------------------------
                      NET ASSETS .........................................        $ 624,865     100.0
                                                                           ===============================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Photo Equipment
                    2 Drugs & BioTechonlogy
                    3 Chemicals
                    4 Machinery
                    5 Telecommunications & Related
                    6 Oil, Energy & Natural Gas
                    7 Paper & Related
                    8 Financial Services
                    9 Tobacco
                   10 Automotive & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10-JULY THROUGH SEPTEMBER (3RD QUARTER) PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002



                                                                                    FAIR
         SHARES                          COMMON STOCKS                              VALUE         %
-----------------------------------------------------------------------------------------------------------
          5,092       Caterpillar, Inc. (4)                                       $ 232,806      10.4
          7,836       Eastman Kodak Co. (1)                                         274,573      12.3
          5,531       E.I. DuPont de Nemours and Co. (3)                            234,514      10.5
          3,623       Exxon Mobil Corp. (10)                                        126,588      5.6
          3,554       General Electric (11)                                          86,540      3.9
          4,793       General Motors Corp. (9)                                      176,669      7.9
          5,857       International Paper Co. (7)                                   204,819      9.1
          8,264       JP Morgan Chase & Co. (8)                                     198,336      8.8
          4,686       Merck & Co. (2)                                               265,276      11.8
          5,159       Phillip Morris Cos., Inc. (6)                                 209,095      9.3
          8,479       SBC Communications, Inc. (5)                                  229,865      10.2
                                                                           --------------------------------
                      TOTAL COMMON STOCKS .................................     $ 2,239,081      99.8
                                                                           --------------------------------

        FACE                                                                        FAIR
        AMOUNT                          REPURCHASE AGREEMENTS                       VALUE             %
-----------------------------------------------------------------------------------------------------------
       $ 14,000       US Bank 1.05% due 01/02/03
                        Repurchase price $14,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $14,280
                        Face Value: $14,527
                        Due: 08/01/17
                        Interest: 5.00%                                         $    14,000       0.6
                                                                           --------------------------------
                      TOTAL REPURCHASE AGREEMENTS ........................      $    14,000       0.6
                                                                           --------------------------------
                      TOTAL HOLDINGS (COST $2,561,584) (a) ...............      $ 2,253,081     100.4
                                                                           --------------------------------
                      LIABLILITIES, NET OF CASH & RECEIVABLES ............           (8,295)     (0.4)
                                                                           --------------------------------
                      NET ASSETS .........................................      $ 2,244,786     100.0
                                                                           ================================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Photo Equipment
                    2 Drugs & Biotechnology
                    3 Chemicals
                    4 Machinery
                    5 Telecommunications & Related
                    6 Tobacco
                    7 Paper & Related
                    8 Financial Services
                    9 Automotive & Related
                   10 Oil, Energy & Natural Gas
                   11 Electrical Equipment

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10-OCTOBER PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002



                                                                                     FAIR
         SHARES                          COMMON STOCKS                               VALUE       %
----------------------------------------------------------------------------------------------------------
          2,749       Alcoa, Inc. (6)                                              $ 62,622     10.1
          1,416       Caterpillar Inc. (5)                                           64,740     10.4
          1,907       Eastman Kodak Co. (3)                                          66,821     10.7
          1,434       E.I. DuPont de Nemours and Co. (7)                             60,801      9.8
          1,334       General Motors Corp. (10)                                      49,171      7.9
          2,370       Honeywell International, Inc. (8)                              56,880      9.1
          2,896       JP Morgan Chase & Co. (2)                                      69,504     11.1
          1,147       Merck & Co. (4)                                                64,932     10.4
          1,402       Phillip Morris Cos., Inc. (9)                                  56,823      9.1
          2,637       SBC Communications, Inc. (1)                                   71,489     11.5
                                                                           -------------------------------
                      TOTAL COMMON STOCKS ................................        $ 623,783     100.1
                                                                           -------------------------------

         FACE                                                                       FAIR
        AMOUNT                          REPURCHASE AGREEMENTS                       VALUE         %
----------------------------------------------------------------------------------------------------------
        $ 2,000       US Bank 1.05% due 01/02/03
                        Repurchase price $2,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $2,040
                        Face Value: $2,075
                        Due: 08/01/17
                        Interest: 5.00%                                           $   2,000       0.3
                                                                           -------------------------------
                      TOTAL REPURCHASE AGREEMENTS ........................        $   2,000       0.3
                                                                           -------------------------------
                      TOTAL HOLDINGS (COST $627,131) (a) .................        $ 625,783     100.4
                                                                           -------------------------------
                      LIABLILITIES, NET OF CASH & RECEIVABLES ............           (2,562)     (0.4)
                                                                           -------------------------------
                      NET ASSETS .........................................        $ 623,221     100.0
                                                                           ===============================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Telecommunications & Related
                    2 Financial Services
                    3 Photo Equipment
                    4 Drugs & Biotechnology
                    5 Machinery
                    6 Metals & Mining
                    7 Chemicals
                    8 Aerospace
                    9 Tobacco
                   10 Automotive & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10-NOVEMBER PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002


                                                                                    FAIR
         SHARES                          COMMON STOCKS                              VALUE        %
----------------------------------------------------------------------------------------------------------
          1,536       Caterpillar, Inc. (3)                                        $ 70,225     10.7
          1,885       Eastman Kodak Co. (4)                                          66,050     10.1
          1,518       E.I. DuPont de Nemours and Co. (6)                             64,363      9.8
          2,501       General Electric (10)                                          60,900      9.3
          1,933       General Motors Corp. (2)                                       71,250     10.9
          2,600       Honeywell International, Inc. (7)                              62,400      9.5
          1,774       International Paper Co. (8)                                    62,037      9.5
          2,990       JP Morgan Chase & Co. (1)                                      71,760     11.0
          1,522       Phillip Morris Cos., Inc. (9)                                  61,687      9.4
          2,427       SBC Communications, Inc. (5)                                   65,796     10.1
                                                                           -------------------------------
                      TOTAL COMMON STOCKS ...............................         $ 656,468     100.3
                                                                           -------------------------------

         FACE                                                                        FAIR
        AMOUNT                       REPURCHASE AGREEMENTS                           VALUE         %
----------------------------------------------------------------------------------------------------------
        $ 1,000       US Bank 1.05% due 01/02/03
                        Repurchase price $1,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $1,020
                        Face Value: $1,038
                        Due: 08/01/17
                        Interest: 5.00%                                           $   1,000       0.2
                                                                           -------------------------------
                      TOTAL REPURCHASE AGREEMENTS .........................       $   1,000       0.2
                                                                           -------------------------------
                      TOTAL HOLDINGS (COST $732,797) (a) ..................       $ 657,468     100.5
                                                                           -------------------------------
                      LIABLILITIES, NET OF CASH & RECEIVABLES .............          (3,202)     (0.5)
                                                                           -------------------------------
                      NET ASSETS ..........................................       $ 654,266     100.0
                                                                           ===============================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Financial Services
                    2 Automotive & Related
                    3 Machinery
                    4 Photo Equipment
                    5 Telecommunications & Related
                    6 Chemicals
                    7 Aerospace
                    8 Paper & Related
                    9 Tobacco
                   10 Electrical Equipment

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10-DECEMBER PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                          DECEMBER 31, 2002



                                                                                    FAIR
         SHARES                          COMMON STOCKS                              VALUE        %
----------------------------------------------------------------------------------------------------------
          1,524       AT&T Corp.(1)                                                $ 39,791      9.8
            867       Caterpillar, Inc. (7)                                          39,639      9.8
          1,144       Eastman Kodak Co. (6)                                          40,086      9.9
            956       E.I. DuPont de Nemours and Co. (5)                             40,534     10.0
          1,570       General Electric (9)                                           38,230      9.4
          1,067       General Motors Corp. (8)                                       39,330      9.7
          1,745       Honeywell International, Inc. (3)                              41,880     10.3
          1,694       JP Morgan Chase & Co. (4)                                      40,656     10.0
          1,134       Phillip Morris Cos., Inc. (2)                                  45,961     11.4
          1,485       SBC Communications, Inc. (1)                                   40,259      9.9
                                                                           -------------------------------
                      TOTAL COMMON STOCKS ................................        $ 406,366     100.2
                                                                           -------------------------------

         FACE                                                                        FAIR
        AMOUNT                      REPURCHASE AGREEMENTS                            VALUE       %
----------------------------------------------------------------------------------------------------------
       $ 33,000       US Bank 1.05% due 01/02/03
                        Repurchase price $33,002
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $33,661
                        Face Value: $34,243
                        Due: 08/01/17
                        Interest: 5.00%                                           $  33,000      8.1
                                                                           -------------------------------
                      TOTAL REPURCHASE AGREEMENTS ........................        $  33,000      8.1
                                                                           -------------------------------
                      TOTAL HOLDINGS (COST $492,629) (a) .................        $ 439,366     108.3
                                                                           -------------------------------
                      LIABLILITIES, NET OF CASH & RECEIVABLES ............          (33,625)     (8.3)
                                                                           -------------------------------
                      NET ASSETS .........................................        $ 405,741     100.0
                                                                           ===============================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Telecommunications & Related
                    2 Tobacco
                    3 Aerospace
                    4 Financial Services
                    5 Chemicals
                    6 Photo Equipment
                    7 Machinery
                    8 Automotive & Related
                    9 Electrical Equipment


   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10-OCTOBER THROUGH DECEMBER (4TH QUARTER)PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                          DECEMBER 31, 2002



                                                                                  FAIR
         SHARES                          COMMON STOCKS                            VALUE         %
---------------------------------------------------------------------------------------------------------
          2,749       Alcoa, Inc. (11)                                            $ 62,622      3.7
          1,524       AT&T Corp.(1)                                                 39,791      2.4
          3,819       Caterpillar Inc. (3)                                         174,604     10.4
          4,936       Eastman Kodak Co. (4)                                        172,957     10.3
          3,908       E.I. DuPont de Nemours and Co. (5)                           165,698      9.8
          4,071       General Electric (9)                                          99,130      5.9
          4,334       General Motors Corp. (8)                                     159,751      9.5
          6,715       Honeywell International, Inc. (7)                            161,160      9.6
          1,774       International Paper Co. (12)                                  62,037      3.7
          7,580       JP Morgan Chase & Co. (2)                                    181,920     10.7
          1,147       Merck & Co. (10)                                              64,932      3.9
          4,058       Phillip Morris Cos., Inc. (6)                                164,471      9.8
          6,549       SBC Communications, Inc. (1)                                 177,544     10.5
                                                                          -------------------------------
                      TOTAL COMMON STOCKS ...............................      $ 1,686,617     100.2
                                                                          -------------------------------

         FACE                                                                       FAIR
        AMOUNT                     REPURCHASE AGREEMENTS                            VALUE        %
---------------------------------------------------------------------------------------------------------
       $ 36,000       US Bank 1.05% due 01/02/03
                        Repurchase price $36,002
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $36,721
                        Face Value: $37,356
                        Due: 08/01/17
                        Interest: 5.00%                                        $    36,000      2.1
                                                                          -------------------------------
                      TOTAL REPURCHASE AGREEMENTS .......................      $    36,000      2.1
                                                                          -------------------------------
                      TOTAL HOLDINGS (COST $1,852,557) (a) ..............      $ 1,722,617     102.3
                                                                          -------------------------------
                      LIABLILITIES, NET OF CASH & RECEIVABLES ...........          (39,389)     (2.3)
                                                                          -------------------------------
                      NET ASSETS ........................................      $ 1,683,228     100.0
                                                                          ===============================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Telecommunications & Related
                    2 Financial Services
                    3 Machinery
                    4 Photo Equipment
                    5 Chemicals
                    6 Tobacco
                    7 Aerospace
                    8 Automotive & Related
                    9 Electrical Equipment
                   10 Drugs & Biotechnology
                   11 Metals & Mining
                   12 Paper & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5-JANUARY PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002



                                                                                  FAIR
         SHARES                      COMMON STOCKS                                VALUE        %
--------------------------------------------------------------------------------------------------------
          1,701       Eastman Kodak Co. (1)                                      $ 59,603     27.1
          1,303       Exxon Mobil Corp. (2)                                        45,527     20.8
          1,275       International Paper Co. (3)                                  44,587     20.3
          1,418       JP Morgan Chase & Co. (5)                                    34,032     15.5
          1,312       SBC Communications, Inc. (4)                                 35,568     16.2
                                                                         -------------------------------
                      TOTAL COMMON STOCKS ..............................        $ 219,317     99.9
                                                                         -------------------------------

         FACE                                                                      FAIR
        AMOUNT                   REPURCHASE AGREEMENTS                             VALUE        %
--------------------------------------------------------------------------------------------------------
        $ 3,000       US Bank 1.05% due 01/02/03
                        Repurchase price $3,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $3,060
                        Face Value: $3,113
                        Due: 08/01/17
                        Interest: 5.00%                                         $   3,000       1.4
                                                                         -------------------------------
                      TOTAL REPURCHASE AGREEMENTS ......................        $   3,000       1.4
                                                                         -------------------------------
                      TOTAL HOLDINGS (COST $271,414) (a) ...............        $ 222,317     101.3
                                                                         -------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ...........           (2,749)     (1.3)
                                                                         -------------------------------
                      NET ASSETS .......................................        $ 219,568     100.0
                                                                         ===============================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES

                    1 Photo Equipment
                    2 Oil, Energy & Natural Gas
                    3 Paper & Related
                    4 Telecommunications & Related
                    5 Financial Services

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5-FEBRUARY PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002




                                                                                    FAIR
         SHARES                          COMMON STOCKS                              VALUE        %
----------------------------------------------------------------------------------------------------------
          2,038        Eastman Kodak Co. (1)                                      $  71,411     27.8
          1,503        Exxon Mobil Corp. (2)                                         52,515     20.5
          1,406        International Paper Co. (3)                                   49,168     19.1
          1,760        JP Morgan Chase & Co. (5)                                     42,240     16.4
          1,602        SBC Communications, Inc. (4)                                  43,430     16.9
                                                                          --------------------------------
                       TOTAL COMMON STOCKS ..............................         $ 258,764     100.7
                                                                          --------------------------------

         FACE                                                                        FAIR
        AMOUNT                     REPURCHASE AGREEMENTS                             VALUE        %
----------------------------------------------------------------------------------------------------------
        $ 2,000        US Bank 1.05% due 01/02/03
                         Repurchase price $2,000
                         Collateralized by Freddie Mac Mortgage Back
                         Pool #G11298

                         Fair Value: $2,040
                         Face Value: $2,075
                         Due: 08/01/17
                         Interest: 5.00%                                          $   2,000       0.8
                                                                          --------------------------------
                       TOTAL REPURCHASE AGREEMENTS ......................         $   2,000       0.8
                                                                          --------------------------------
                       TOTAL HOLDINGS (COST $301,674) (a) ...............         $ 260,764     101.5
                                                                          --------------------------------
                       LIABILITIES, NET OF CASH & RECEIVABLES ...........            (3,829)    (1.5)
                                                                          --------------------------------
                       TOTAL NET ASSETS .................................         $ 256,935     100.0
                                                                          ================================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                       INDUSTRIES
                     1 Photo Equipment
                     2 Oil, Energy & Natural Gas
                     3 Paper & Related
                     4 Telecommunications
                     5 Financial Services



   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5-MARCH PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002




                                                                                    FAIR
         SHARES                         COMMON STOCKS                               VALUE       %
---------------------------------------------------------------------------------------------------------
          1,968       Eastman Kodak Co. (1)                                       $ 68,959     25.9
          1,523       Exxon Mobil Corp. (2)                                         53,213     20.0
          1,411       International Paper Co. (4)                                   49,343     18.5
          2,153       JP Morgan Chase & Co. (3)                                     51,672     19.4
          1,649       SBC Communications, Inc. (5)                                  44,704     16.8
                                                                         --------------------------------
                      TOTAL COMMON STOCKS ..............................         $ 267,891     100.6
                                                                         --------------------------------

         FACE                                                                       FAIR
         AMOUNT                      REPURCHASE AGREEMENTS                          VALUE        %
---------------------------------------------------------------------------------------------------------
        $ 2,000       US Bank 1.05% due 01/02/03
                        Repurchase price $2,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $2,040
                        Face Value: $2,075
                        Due: 08/01/17
                        Interest: 5.00%                                          $   2,000       0.7
                                                                         --------------------------------
                      TOTAL REPURCHASE AGREEMENTS .......................        $   2,000       0.7
                                                                         --------------------------------
                      TOTAL HOLDINGS (COST $340,722) (a) ................        $ 269,891     101.3
                                                                         --------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ............           (3,558)     (1.3)
                                                                         --------------------------------
                      NET ASSETS ........................................        $ 266,333     100.0
                                                                         ================================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Photo Equipment
                    2 Oil, Energy & Natural Gas
                    3 Financial Services
                    4 Paper & Related
                    5 Telecommunications & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

DOW(SM) TARGET 5-JANUARY THROUGH MARCH (1ST QUARTER) PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002



                                                                                  FAIR
         SHARES                         COMMON STOCKS                             VALUE        %
--------------------------------------------------------------------------------------------------------
          5,707       Eastman Kodak Co. (1)                                     $ 199,973     26.9
          4,329       Exxon Mobil Corp. (2)                                       151,255     20.4
          4,092       International Paper Co. (3)                                 143,098     19.3
          5,331       JP Morgan Chase & Co. (4)                                   127,944     17.2
          4,563       SBC Communications, Inc. (5)                                123,702     16.7
                                                                         -------------------------------
                      TOTAL COMMON STOCKS ...............................       $ 745,972     100.5
                                                                         -------------------------------

         FACE                                                                      FAIR
        AMOUNT                         REPURCHASE AGREEMENTS                       VALUE        %
--------------------------------------------------------------------------------------------------------
        $ 7,000       US Bank 1.05% due 01/02/03
                        Repurchase price $7,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $7,140
                        Face Value: $7,263
                        Due: 08/01/17
                        Interest: 5.00%                                         $   7,000       0.9
                                                                         -------------------------------
                      TOTAL REPURCHASE AGREEMENTS ......................        $   7,000       0.9
                                                                         -------------------------------
                      TOTAL HOLDINGS (COST $913,810) (a) ...............        $ 752,972     101.4
                                                                         -------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ...........          (10,136)     (1.4)
                                                                         -------------------------------
                      NET ASSETS .......................................        $ 742,836     100.0
                                                                         ===============================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Photo Equipment
                    2 Oil, Energy & Natural Gas
                    3 Paper & Related
                    4 Financial Services
                    5 Telecommunications & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5-APRIL PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002




                                                                                  FAIR
         SHARES                         COMMON STOCKS                             VALUE             %
--------------------------------------------------------------------------------------------------------
          1,514       Eastman Kodak Co. (1)                                      $ 53,051          27.2
            971       E.I. DuPont de Nemours and Co. (2)                           41,170          21.0
          1,094       International Paper Co. (3)                                  38,257          19.6
          1,322       JP Morgan Chase & Co. (5)                                    31,728          16.2
          1,247       SBC Communications, Inc. (4)                                 33,806          17.3
                                                                         -------------------------------
                      TOTAL COMMON STOCKS ..............................        $ 198,012         101.3
                                                                         -------------------------------
                      TOTAL HOLDINGS (COST $249,246) (a) ...............        $ 198,012         101.3
                                                                         -------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ...........           (2,626)         (1.3)
                                                                         -------------------------------
                      NET ASSETS .......................................        $ 195,386         100.0
                                                                         ===============================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES

                    1 Photo Equipment
                    2 Chemicals
                    3 Paper & Related
                    4 Telecommunications & Related
                    5 Financial Services

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5-MAY PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                          DECEMBER 31, 2002


                                                                                  FAIR
         SHARES                         COMMON STOCKS                             VALUE        %
--------------------------------------------------------------------------------------------------------
          1,291       Eastman Kodak Co. (1)                                      $ 45,237     25.1
          1,339       General Electric (4)                                         32,605     18.1
          1,055       International Paper Co. (3)                                  36,893     20.4
          1,203       JP Morgan Chase & Co. (5)                                    28,872     16.0
          1,370       SBC Communications, Inc. (2)                                 37,140     20.6
                                                                         -------------------------------
                      TOTAL COMMON STOCKS ...............................       $ 180,747     100.2
                                                                         -------------------------------


         FACE                                                                     FAIR
        AMOUNT                        REPURCHASE AGREEMENTS                       VALUE         %
--------------------------------------------------------------------------------------------------------
        $ 2,000       US Bank 1.05% due 01/02/03
                        Repurchase price $2,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $2,040
                        Face Value: $2,075
                        Due: 08/01/17
                        Interest: 5.00%                                         $   2,000      1.1
                                                                         -------------------------------
                      TOTAL REPURCHASE AGREEMENTS ......................        $   2,000      1.1
                                                                         -------------------------------
                      TOTAL HOLDINGS (COST $242,040) (a) ...............        $ 182,747     101.3
                                                                         -------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ...........           (2,408)    (1.3)
                                                                         -------------------------------
                      NET ASSETS .......................................        $ 180,339     100.0
                                                                         ===============================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES

                    1 Photo Equipment
                    2 Telecommunications & Related
                    3 Paper & Related
                    4 Electrical Equipment
                    5 Financial Services

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5-JUNE PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                          DECEMBER 31, 2002




                                                                                  FAIR
         SHARES                         COMMON STOCKS                             VALUE        %
--------------------------------------------------------------------------------------------------------
          1,249       Eastman Kodak Co. (1)                                      $ 43,765     24.9
          1,075       Exxon Mobil Corp. (2)                                        37,561     21.4
            984       International Paper Co. (3)                                  34,410     19.6
          1,175       JP Morgan Chase & Co. (5)                                    28,200     16.1
          1,225       SBC Communications, Inc. (4)                                 33,210     18.9
                                                                         -------------------------------
                      TOTAL COMMON STOCKS ..............................        $ 177,146     100.9
                                                                         -------------------------------

     FACE                                                                      FAIR
     AMOUNT                         REPURCHASE AGREEMENTS                      VALUE            %
--------------------------------------------------------------------------------------------------------
        $ 2,000       US Bank 1.05% due 01/02/03
                        Repurchase price $2,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $2,040
                        Face Value: $2,075
                        Due: 08/01/17
                        Interest: 5.00%                                         $   2,000      1.2
                                                                         -------------------------------
                      TOTAL REPURCHASE AGREEMENTS .......................       $   2,000      1.2
                                                                         -------------------------------
                      TOTAL HOLDINGS (COST $231,900) (a) ................       $ 179,146     102.1
                                                                         -------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ............          (3,614)     (2.1)
                                                                         -------------------------------
                      NET ASSETS ........................................       $ 175,532     100.0
                                                                         ===============================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES

                    1 Photo Equipment
                    2 Oil, Energy & Natural Gas
                    3 Paper & Related
                    4 Telecommunications & Related
                    5 Financial Services

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5-APRIL THROUGH MAY (2ND QUARTER) PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002



                                                                                 FAIR
         SHARES                         COMMON STOCKS                            VALUE         %
--------------------------------------------------------------------------------------------------------
          4,054       Eastman Kodak Co. (1)                                    $ 142,053      25.8
            971       E.I. DuPont de Nemours and Co. (5)                          41,170       7.5
          1,075       Exxon Mobil Corp. (6)                                       37,561       6.8
          1,339       General Electric (7)                                        32,605       5.9
          3,133       International Paper Co. (2)                                109,560      19.9
          3,700       JP Morgan Chase & Co. (4)                                   88,800      16.1
          3,842       SBC Communications, Inc. (3)                               104,156      18.9
                                                                        --------------------------------
                      TOTAL COMMON STOCKS ..............................       $ 555,905     100.9
                                                                        --------------------------------

         FACE                                                                     FAIR
        AMOUNT                     REPURCHASE AGREEMENTS                          VALUE        %
--------------------------------------------------------------------------------------------------------
        $ 4,000       US Bank 1.05% due 01/02/03
                        Repurchase price $4,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $4,080
                        Face Value: $4,150
                        Due: 08/01/17
                        Interest: 5.00%                                        $   4,000       0.7
                                                                        --------------------------------
                      TOTAL REPURCHASE AGREEMENTS ......................       $   4,000       0.7
                                                                        --------------------------------
                      TOTAL HOLDINGS (COST $723,186) (a) ...............       $ 559,905     101.6
                                                                        --------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ...........          (8,648)     (1.6)
                                                                        --------------------------------
                      NET ASSETS .......................................       $ 551,257     100.0
                                                                        ================================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES

                    1 Photo Equipment
                    2 Paper & Related
                    3 Telecommunications & Related
                    4 Financial Services
                    5 Chemicals
                    6 Oil, Energy & Natural Gas
                    7 Electrical Equipment

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5-JULY PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002



                                                                                  FAIR
         SHARES                         COMMON STOCKS                             VALUE        %
--------------------------------------------------------------------------------------------------------
          2,629       Eastman Kodak Co. (1)                                      $ 92,120     27.1
          2,549       General Electric (4)                                         62,068     18.3
          1,802       International Paper Co. (3)                                  63,016     18.5
          2,330       JP Morgan Chase & Co. (5)                                    55,920     16.4
          2,528       SBC Communications, Inc. (2)                                 68,534     20.2
                                                                         -------------------------------
                      TOTAL COMMON STOCKS ..............................        $ 341,658     100.5
                                                                         -------------------------------

         FACE                                                                      FAIR
        AMOUNT                        REPURCHASE AGREEMENTS                        VALUE       %
--------------------------------------------------------------------------------------------------------
        $ 1,000       US Bank 1.05% due 01/02/03
                        Repurchase price $1,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $1,020
                        Face Value: $1,038
                        Due: 08/01/17
                        Interest: 5.00%                                         $   1,000       0.3
                                                                         -------------------------------
                      TOTAL REPURCHASE AGREEMENTS .......................       $   1,000       0.3
                                                                         -------------------------------
                      TOTAL HOLDINGS (COST $336,700) (a) ................       $ 342,658     100.8
                                                                         -------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ............          (2,633)     (0.8)
                                                                         -------------------------------
                      NET ASSETS ........................................       $ 340,025     100.0
                                                                         ===============================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES

                    1 Photo Equipment
                    2 Telecommunications & Related
                    3 Paper & Related
                    4 Electrical  Equipment
                    5 Financial Services

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5-AUGUST PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002




                                                                                  FAIR
         SHARES                         COMMON STOCKS                             VALUE         %
---------------------------------------------------------------------------------------------------------
          2,175       Eastman Kodak Co. (1)                                      $ 76,212      22.8
          1,897       Exxon Mobil Corp. (3)                                        66,281      19.8
          1,700       International Paper Co. (5)                                  59,449      17.7
          2,717       J P Morgan Chase & Co. (4)                                   65,208      19.5
          2,569       SBC Communications, Inc.(2)                                  69,646      20.8
                                                                         --------------------------------
                      TOTAL COMMON STOCKS ...............................       $ 336,796     100.6
                                                                         --------------------------------

        FACE                                                                      FAIR
        AMOUNT                         REPURCHASE AGREEMENTS                      VALUE          %
---------------------------------------------------------------------------------------------------------
        $ 1,000       US Bank 1.05% due 01/02/03
                        Repurchase price $1,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $1,020
                        Face Value: $1,038
                        Due: 08/01/17
                        Interest: 5.00%                                         $   1,000       0.3
                                                                         --------------------------------
                      TOTAL REPURCHASE AGREEMENTS ......................        $   1,000       0.3
                                                                         --------------------------------
                      TOTAL HOLDINGS (COST $365,627) (a) ...............        $ 337,796     100.9
                                                                         --------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ...........           (2,983)     (0.9)
                                                                         --------------------------------
                      NET ASSETS .......................................        $ 334,813     100.0
                                                                         ================================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Photo Equipment
                    2 Telecommuncations & Related
                    3 Oil, Energy & Natural Gas
                    4 Financial  Services
                    5 Paper & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5-SEPTEMBER PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002




                                                                                  FAIR
         SHARES                         COMMON STOCKS                             VALUE          %
---------------------------------------------------------------------------------------------------------
          1,317       Eastman Kodak (1)                                          $ 46,148      23.1
          1,143       Exxon Mobil Corp. (3)                                        39,936      19.9
          1,085       International Paper Co. (4)                                  37,943      19.0
          1,521       JP Morgan Chase & Co. (5)                                    36,504      18.2
          1,568       SBC Communications, Inc. (2)                                 42,508      21.2
                                                                         --------------------------------
                      TOTAL COMMON STOCKS ..............................        $ 203,039     101.4
                                                                         --------------------------------

         FACE                                                                      FAIR
        AMOUNT                       REPURCHASE AGREEMENTS                         VALUE        %
---------------------------------------------------------------------------------------------------------
        $ 1,000       US Bank 1.05% due 01/02/03
                        Repurchase price $1,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $1,020
                        Face Value: $1,038
                        Due: 08/01/17
                        Interest: 5.00%                                         $  1,000        0.5
                                                                         --------------------------------
                      TOTAL REPURCHASE AGREEMENTS .......................       $   1,000       0.5
                                                                         --------------------------------
                      TOTAL HOLDINGS (COST $229,780) (a) ................       $ 204,039     101.9
                                                                         --------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ............          (3,753)     (1.9)
                                                                         --------------------------------
                      NET ASSETS ........................................       $ 200,286     100.0
                                                                         ================================

                      (a) Represents cost for financial reporting and federal income tax purposes.

                      INDUSTRIES
                    1 Photo Equipment
                    2 Telecommunications & Related
                    3 Oil, Energy & Natural Gas
                    4 Paper & Related
                    5 Financial Services

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5-JULY THROUGH SEPTEMBER (3RD QUARTER) PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                          DECEMBER 31, 2002




                                                                                  FAIR
         SHARES                         COMMON STOCKS                             VALUE        %
--------------------------------------------------------------------------------------------------------
          6,121       Eastman Kodak Co. (1)                                     $ 214,480     24.6
          3,040       Exxon Mobil Corp. (5)                                       106,217     12.1
          2,549       General Electric (6)                                         62,068      7.1
          4,587       International Paper Co. (3)                                 160,408     18.3
          6,568       JP Morgan Chase & Co. (4)                                   157,632     18.0
          6,665       SBC Communications, Inc. (2)                                180,688     20.7
                                                                         -------------------------------
                      TOTAL COMMON STOCKS ..............................        $ 881,493    100.8
                                                                         -------------------------------

         FACE                                                                      FAIR
        AMOUNT                       REPURCHASE AGREEMENTS                         VALUE       %
--------------------------------------------------------------------------------------------------------
        $ 3,000       US Bank 1.05% due 01/02/03
                        Repurchase price $3,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $3,060
                        Face Value: $3,114
                        Due: 08/01/17
                        Interest: 5.00%                                         $   3,000       0.3
                                                                         -------------------------------
                      TOTAL REPURCHASE AGREEMENTS .......................       $   3,000       0.3
                                                                         -------------------------------
                      TOTAL HOLDINGS (COST $932,107) (a) ................       $ 884,493     101.1
                                                                         -------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ............          (9,369)     (1.1)
                                                                         -------------------------------
                      NET ASSETS ........................................       $ 875,124     100.0
                                                                         ===============================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES

                    1 Photo Equipment
                    2 Telecommunications & Related
                    3 Paper & Related
                    4 Financial Services
                    5 Oil, Energy & Natural Gas
                    6 Electrical  Equipment


   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5-OCTOBER PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002



                                                                                  FAIR
         SHARES                         COMMON STOCKS                             VALUE         %
---------------------------------------------------------------------------------------------------------
          1,957       Alcoa Inc. (4)                                             $ 44,581      19.4
          1,357       Eastman Kodak Co. (3)                                        47,549      20.6
          1,686       Honeywell International Inc. (5)                             40,464      17.6
          2,060       JP Morgan Chase & Co. (2)                                    49,440      21.4
          1,874       SBC Communications, Inc. (1)                                 50,804      22.1
                                                                         --------------------------------
                      TOTAL COMMON STOCKS ..............................        $ 232,838     101.1
                                                                         --------------------------------

         FACE                                                                      FAIR
        AMOUNT                     REPURCHASE AGREEMENTS                           VALUE         %
---------------------------------------------------------------------------------------------------------
        $ 1,000       US Bank 1.05% due 01/02/03
                        Repurchase price $1,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $1,020
                        Face Value: $1,038
                        Due: 08/01/17
                        Interest: 5.00%                                        $   1,000       0.4
                                                                         --------------------------------
                      TOTAL REPURCHASE AGREEMENTS .......................      $   1,000       0.4
                                                                         --------------------------------
                      TOTAL HOLDINGS (COST $233,956) (a) ................      $ 233,838     101.5
                                                                         --------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ............         (3,488)     (1.5)
                                                                         --------------------------------
                      NET ASSETS ........................................      $ 230,350     100.0
                                                                         ================================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Telecommunications &  Related
                    2 Financial Services
                    3 Photo Equipment
                    4 Metals & Mining
                    5 Aerospace




   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5-NOVEMBER PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002


                                                                                  FAIR
         SHARES                         COMMON STOCKS                             VALUE        %
--------------------------------------------------------------------------------------------------------
          1,961       General Electric (5)                                      $  47,750     18.5
          1,515       General Motors  Corp. (2)                                    55,843     21.6
          2,036       Honeywell International Inc. (4)                             48,864     18.9
          2,344       JP Morgan Chase & Co. (1)                                    56,256     21.8
          1,901       SBC Communications, Inc. (3)                                 51,536     19.9
                                                                         -------------------------------
                      TOTAL COMMON STOCKS ..............................        $ 260,249     100.7
                                                                         -------------------------------

         FACE                                                                      FAIR
        AMOUNT                      REPURCHASE AGREEMENTS                          VALUE       %
--------------------------------------------------------------------------------------------------------
        $ 1,000       US Bank 1.05% due 01/02/03
                        Repurchase price $1,000
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $1,020
                        Face Value: $1,038
                        Due: 08/01/17
                        Interest: 5.00%                                         $   1,000      0.4
                                                                         -------------------------------
                      TOTAL REPURCHASE AGREEMENTS .......................       $   1,000      0.4
                                                                         -------------------------------
                      TOTAL HOLDINGS (COST $293,730) (a) ................       $ 261,249     101.1
                                                                         -------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ............          (2,742)    (1.1)
                                                                         -------------------------------
                      NET ASSETS ........................................       $ 258,507     100.0
                                                                         ===============================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Financial Services
                    2 Automotive & Related
                    3 Telecommunications & Related
                    4 Aerospace
                    5 Electrical Equipment



   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5-DECEMBER PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002


                                                                                   FAIR
         SHARES                         COMMON STOCKS                              VALUE        %
---------------------------------------------------------------------------------------------------------

          2,000       AT&T Corp. (1)                                             $ 52,220      19.8
          2,064       General Electric (4)                                         50,258      19.1
          2,292       Honeywell International, Inc. (2)                            55,008      20.8
          2,224       JP Morgan Chase & Co. (3)                                    53,376      20.2
          1,950       SBC Communications, Inc. (1)                                 52,865      20.0
                                                                         --------------------------------
                      TOTAL COMMON STOCKS ..............................        $ 263,727      99.9
                                                                         --------------------------------

     FACE                                                                      FAIR
     AMOUNT                         REPURCHASE AGREEMENTS                      VALUE            %
---------------------------------------------------------------------------------------------------------
       $ 31,000       US Bank 1.05% due 01/02/03
                        Repurchase price $31,002
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $31,621
                        Face Value: $32,168
                        Due: 08/01/17
                        Interest: 5.00%                                         $  31,000      11.7
                                                                         --------------------------------
                      TOTAL REPURCHASE AGREEMENTS ......................        $  31,000      11.7
                                                                         --------------------------------
                      TOTAL HOLDINGS (COST $355,731) (a) ...............        $ 294,727     111.6
                                                                         --------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ...........          (30,616)    (11.6)
                                                                         --------------------------------
                      NET ASSETS .......................................        $ 264,111     100.0
                                                                         ================================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES

                    1 Telecommunications & Related
                    2 Aerospace
                    3 Financial Services
                    4 Electrical Equipment

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5-OCTOBER THROUGH DECEMBER (4TH QUARTER) PORTFOLIO


SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2002


                                                                                  FAIR
         SHARES                         COMMON STOCKS                             VALUE        %
--------------------------------------------------------------------------------------------------------
          1,957       Alcoa Inc. (7)                                            $  44,581      5.9
          2,000       AT&T Corp. (1)                                               52,220      6.9
          4,025       General Electric (4)                                         98,008     13.0
          1,515       General Motors  Corp. (5)                                    55,843      7.4
          1,357       Eastman Kodak Co. (6)                                        47,549      6.3
          6,014       Honeywell International Inc. (3)                            144,336     19.2
          6,628       JP Morgan Chase & Co. (2)                                   159,072     21.1
          5,725       SBC Communications, Inc. (1)                                155,205     20.7
                                                                         -------------------------------
                      TOTAL COMMON STOCKS ...............................       $ 756,814     100.5
                                                                         -------------------------------

         FACE                                                                      FAIR
        AMOUNT                         REPURCHASE AGREEMENTS                       VALUE        %
--------------------------------------------------------------------------------------------------------
       $ 33,000       US Bank 1.05% due 01/02/03
                        Repurchase price $33,002
                        Collateralized by Freddie Mac Mortgage Back
                        Pool #G11298

                        Fair Value: $33,661
                        Face Value: $34,244
                        Due: 08/01/17
                        Interest: 5.00%                                        $  33,000      4.4
                                                                         -------------------------------
                      TOTAL REPURCHASE AGREEMENTS ......................       $  33,000      4.4
                                                                         -------------------------------
                      TOTAL HOLDINGS (COST $883,417) (a) ...............       $ 789,814    104.9
                                                                         -------------------------------
                      LIABILITIES, NET OF CASH & RECEIVABLES ...........         (36,846)    (4.9)
                                                                         -------------------------------
                      NET ASSETS .......................................       $ 752,968     100.0
                                                                         ===============================

                      (a) Represents cost for financial reporting and federal
                          income tax purposes.

                      INDUSTRIES
                    1 Telecommunications &  Related
                    2 Financial Services
                    3 Aerospace
                    4 Electrical Equipment
                    5 Automotive & Related
                    6 Photo Equipment
                    7 Metals & Mining



   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC


STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)             DECEMBER 31, 2002


                                                                            HISTORICAL
                                                            ------------------------------------------     PRO FORMA
                                                            JANUARY (5)     FEBRUARY (5)     MARCH (5)    FIRST QUARTER
                                                            -----------     ------------     ---------    -------------
Assets:
    Investments in securities, at cost ................      $ 268,414       $ 299,674       $ 338,722       $ 906,810
                                                             =========       =========       =========       =========
    Investments in securities, at fair value ..........      $ 219,317       $ 258,764       $ 267,891       $ 745,972
    Repurchase agreements, at cost ....................          3,000           2,000           2,000           7,000
    Cash in bank ......................................            547             115              75             737
    Dividends & accrued interest receivable ...........              0               0               0               0
    Due from advisor ..................................            492             361             379           1,232
                                                             ---------       ---------       ---------       ---------
      Total Assets ....................................        223,356         261,240         270,345         754,941
                                                             ---------       ---------       ---------       ---------
Liabilities:
    Payable for fund interests redeemed ...............              6              85               9             100
    Payable for investment management services (note 2)            327             379             396           1,102
    Accrued audit fees ................................          1,146           1,080           1,176           3,402
    Accrued custody expense ...........................            721             620             612           1,953
    Accrued accounting fees ...........................            370           1,100             780           2,250
    Accrued printing expense ..........................            500             331             447           1,278
    Other accrued expenses ............................            718             710             592           2,020
                                                             ---------       ---------       ---------       ---------
      Total Liabilities ...............................          3,788           4,305           4,012          12,105
                                                             ---------       ---------       ---------       ---------
Net assets ............................................      $ 219,568       $ 256,935       $ 266,333       $ 742,836
                                                             =========       =========       =========       =========
Net assets consist of:
    Par value, $1 per membership interest .............      $  25,788       $  27,929       $  31,762       $  85,479
    Paid-in capital in excess of par value ............        239,083         246,094         296,864         782,041
    Accumulated net realized gain (loss) on investments          6,664          25,891          11,908          44,463
    Net unrealized depreciation on investments ........        (49,097)        (40,910)        (70,831)       (160,838)
    Distributions in excess of net investment income ..         (2,870)         (2,069)         (3,370)         (8,309)
                                                             ---------       ---------       ---------       ---------
Net assets ............................................      $ 219,568       $ 256,935       $ 266,333       $ 742,836
                                                             =========       =========       =========       =========
Membership interest outstanding (note 3) ..............         25,788          27,929          31,762          87,245
Net asset value per membership interest (note 3) ......      $     851       $    9.20       $    8.39       $    8.51
                                                             =========       =========       =========       =========




                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC


STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)             DECEMBER 31, 2002



                                                                            HISTORICAL
                                                             ----------------------------------------       PRO FORMA
                                                             APRIL (5)        MAY (5)        JUNE (5)     SECOND QUARTER
                                                             ---------        -------        --------     --------------
Assets:
    Investments in securities, at cost ................      $ 249,246       $ 240,040       $ 229,900       $ 719,186
                                                             =========       =========       =========       =========
    Investments in securities, at fair value ..........      $ 198,012       $ 180,747       $ 177,146       $ 555,905
    Repurchase agreements, at cost ....................              0           2,000           2,000           4,000
    Cash in bank ......................................            861             781             100           1,742
    Dividends & accrued interest receivable ...........              0             255               0             255
    Due from advisor ..................................            476             517             354           1,347
                                                             ---------       ---------       ---------       ---------
      Total Assets ....................................        199,349         184,300         179,600         563,249
                                                             ---------       ---------       ---------       ---------
Liabilities:
    Payable for fund interests redeemed ...............              7               6               7              20
    Payable for investment management services (note 2)            287             274             355             916
    Accrued audit fees ................................          1,195           1,195           1,228           3,618
    Accrued custody expense ...........................            739             724             623           2,086
    Accrued accounting fees ...........................            888             766             922           2,576
    Accrued printing expense ..........................            334             435             383           1,152
    Other accrued expenses ............................            513             561             550           1,624
                                                             ---------       ---------       ---------       ---------
      Total Liabilities ...............................          3,963           3,961           4,068          11,992
                                                             ---------       ---------       ---------       ---------
Net assets ............................................      $ 195,386       $ 180,339       $ 175,532       $ 551,257
                                                             =========       =========       =========       =========
Net assets consist of:
    Par value, $1 per membership interest .............      $  26,118       $  25,800       $  22,451       $  74,369
    Paid-in capital in excess of par value ............        223,622         228,650         242,611         694,883
    Accumulated net realized gain (loss) on investments         (1,576)        (12,911)        (35,890)        (50,377)
    Net unrealized depreciation on investments ........        (51,234)        (59,293)        (52,754)       (163,281)
    Distributions in excess of net investment income ..         (1,544)         (1,907)           (886)         (4,337)
                                                             ---------       ---------       ---------       ---------
Net assets ............................................      $ 195,386       $ 180,339       $ 175,532       $ 551,257
                                                             =========       =========       =========       =========
Membership interest outstanding (note 3) ..............         26,118          25,800          22,451          73,689
Net asset value per membership interest (note 3) ......      $    7.48       $    6.99       $    7.82       $    7.48
                                                             =========       =========       =========       =========





                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC


STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)             DECEMBER 31, 2002



                                                                                   HISTORICAL
                                                                   -------------------------------------------    PRO FORMA
                                                                    JULY (5)       AUGUST (5)    SEPTEMBER (5)  THIRD QUARTER
                                                                   ---------       ----------    -------------  -------------
Assets:
    Investments in securities, at cost ......................      $ 335,700       $ 364,627       $ 228,780       $ 929,107
                                                                   =========       =========       =========       =========
    Investments in securities, at fair value ................      $ 341,658       $ 336,796       $ 203,039       $ 881,493
    Repurchase agreements, at cost ..........................          1,000           1,000           1,000           3,000
    Cash in bank ............................................            687             829             577           2,093
    Receivable for fund interests sold ......................              0               0               0               0
    Dividends & accrued interest receivable .................            484               0               0             484
    Due from advisor ........................................            167             268             399             834
                                                                   ---------       ---------       ---------       ---------
      Total Assets ..........................................        343,996         338,893         205,015         887,904
                                                                   ---------       ---------       ---------       ---------
Liabilities:
    Payable for securities purchased ........................              0               0               0               0
    Payable for fund interests redeemed .....................             11               9               6              26
    Payable for investment management services (note 2) .....            351             443             294           1,088
    Accrued audit fees ......................................          1,193           1,195           1,191           3,579
    Accrued custody expense .................................            604             476             822           1,902
    Accrued accounting fees .................................            760             780           1,205           2,745
    Accrued printing expense ................................            577             614             495           1,686
    Other accrued expenses ..................................            475             563             716           1,754
                                                                   ---------       ---------       ---------       ---------
      Total Liabilities .....................................          3,971           4,080           4,729          12,780
                                                                   ---------       ---------       ---------       ---------
Net assets ..................................................      $ 340,025       $ 334,813       $ 200,286       $ 875,124
                                                                   =========       =========       =========       =========
Net assets consist of:
    Par value, $1 per membership interest ...................      $  40,268       $  30,588       $  27,572          98,428
    Paid-in capital in excess of par value ..................        352,260         324,990         215,143         892,393
    Accumulated net realized gain (loss) on investments .....        (57,789)          7,614         (15,970)        (66,145)
    Net unrealized appreciation (depreciation) on investments          5,958         (27,831)        (25,741)        (47,614)
    Distributions in excess of net investment income ........           (672)           (548)           (718)         (1,938)
                                                                   ---------       ---------       ---------       ---------
Net assets ..................................................      $ 340,025       $ 334,813       $ 200,286       $ 875,124
                                                                   =========       =========       =========       =========
Membership interest outstanding (note 3) ....................         40,268          30,588          27,572         103,638
Net asset value per membership interest (note 3) ............      $    8.44       $   10.95       $    7.26       $    8.44
                                                                   =========       =========       =========       =========


                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC


STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)             DECEMBER 31, 2002


                                                                            HISTORICAL
                                                            --------------------------------------------     PRO FORMA
                                                            OCTOBER (5)    NOVEMBER (5)     DECEMBER (5)   FOURTH QUARTER
                                                            -----------    ------------     ------------   --------------
Assets:
    Investments in securities, at cost ................      $ 232,956       $ 292,730       $ 324,731       $ 850,417
                                                             =========       =========       =========       =========
    Investments in securities, at fair value ..........      $ 232,838       $ 260,249       $ 263,727       $ 756,814
    Repurchase agreements, at cost ....................          1,000           1,000          31,000          33,000
    Cash in bank ......................................            250             107             773           1,130
    Receivable for fund interests sold ................              0               0           1,283           1,283
    Dividends & accrued interest receivable ...........              0             373             680           1,053
    Due from advisor ..................................            545             407             364           1,316
                                                             ---------       ---------       ---------       ---------
      Total Assets ....................................        234,633         262,136         297,827         794,596
                                                             ---------       ---------       ---------       ---------
Liabilities:
    Payable for securities purchased ..................              0               0          30,041          30,041
    Payable for fund interests redeemed ...............              6               6               1              13
    Payable for investment management services (note 2)            328             318             354           1,000
    Accrued audit fees ................................          1,205           1,189           1,195           3,589
    Accrued custody expense ...........................            705             647             606           1,958
    Accrued accounting fees ...........................            849             487             370           1,706
    Accrued printing expense ..........................            457             360             520           1,337
    Other accrued expenses ............................            733             622             629           1,984
                                                             ---------       ---------       ---------       ---------
      Total Liabilities ...............................          4,283           3,629          33,716          41,628
                                                             ---------       ---------       ---------       ---------
Net assets ............................................      $ 230,350       $ 258,507       $ 264,111       $ 752,968
                                                             =========       =========       =========       =========
Net assets consist of:
    Par value, $1 per membership interest .............      $  27,494       $  37,081       $  32,533          97,108
    Paid-in capital in excess of par value ............        231,525         289,883         295,007         816,415
    Accumulated net realized gain (loss) on investments        (27,369)        (35,219)         (2,364)        (64,952)
    Net unrealized depreciation on investments ........           (118)        (32,481)        (61,004)        (93,603)
    Distributions in excess of net investment income ..         (1,182)           (757)            (61)         (2,000)
                                                                             ---------       ---------       ---------
                                                                                                             ---------
Net assets ............................................      $ 230,350       $ 258,507       $ 264,111       $ 752,968
                                                             =========       =========       =========       =========
Membership interest outstanding (note 3) ..............         27,494          37,081          32,533          89,872
Net asset value per membership interest (note 3) ......      $    8.38       $    6.97       $    8.12       $    8.38
                                                             =========       =========       =========       =========


    The accompanying notes are an integral part of these financial statements

THE DOW(SM) TARGET VARIABLE FUND LLC


STATEMENTS OF OPERATIONS (UNAUDITED)       FOR THE YEAR ENDED DECEMBER 31, 2002



                                                                           HISTORICAL
                                                            ---------------------------------------                    PRO FORMA
                                                            JANUARY (5)    FEBRUARY (5)  MARCH (5)     ADJUSTMENTS    FIRST QUARTER
                                                            -----------    ------------  ---------     -----------    -------------
Investment income:
    Interest ..............................................   $     45       $     36     $     59                     $     140
    Dividends .............................................      9,957         10,336       11,418                        31,711
                                                              --------       --------     --------                     ---------
      Total investment income .............................     10,002         10,372       11,477                        31,851
                                                              --------       --------     --------                     ---------
Expenses:
    Management fees (note 2) ..............................      1,696          1,717        1,761                         5,174
    Custodian fees ........................................      2,465          2,460        2,465          (4,800)(a)     2,590
    Directors' fees .......................................        148            136          148                           432
    Professional fees .....................................      1,185          1,182        1,185          (1,000)(b)     2,552
    Accounting and transfer agent fees ....................        694            669          614            (342)(c)     1,635
    Printing, proxy, and postage fees .....................        574            520          660                         1,754
    Filing fees ...........................................         40             37           40                           117
    Other .................................................         86             86           85                           257
                                                              --------       --------     --------       ---------     ---------
      Total expenses ......................................      6,888          6,807        6,958          (6,142)       14,511
                                                              --------       --------     --------       ---------     ---------
      Less expenses voluntarily reduced or
       reimbursed by advisor (note 2)                           (2,365)        (2,227)      (2,277)                       (6,869)
                                                              --------       --------     --------                     ---------
      Net expenses ........................................      4,523          4,580        4,681                         7,642
                                                              --------       --------     --------                     ---------
      Net investment income ...............................      5,479          5,792        6,796                        24,209
                                                              --------       --------     --------                     ---------
Realized & unrealized gain (loss) on investments:
    Net realized gain (loss) on investments ...............      6,664         27,027       13,518                        47,209
    Change in unrealized appreciation (depreciation) on
      investments .........................................    (58,843)       (55,618)     (57,358)                     (171,819)
                                                              --------       --------     --------                     ---------
    Net loss on investments ...............................    (52,179)       (28,591)     (43,840)                     (124,610)
                                                              --------       --------     --------                     ---------
    Net decrease in net assets from operations ............   $(46,700)      $(22,799)    $(37,044)                    $(100,401)
                                                              ========       ========     =========                    =========

(a)  Monthly Custodian fees reduced by $4,800 due to reduction of portfolios
(b)  Audit fees reduced due to reduction in the number of portfolios
(c) Pricing of securities reduced due to the reduction in the number of securities

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)               DECEMBER 31, 2002


                                                                                    HISTORICAL                      PRO FORMA
                                                                   -------------------------------------------
                                                                   JANUARY (10)    FEBRUARY (10)    MARCH (10)    FIRST QUARTER
                                                                   ------------    -------------    ----------    -------------
Assets:
             Investments in securities, at cost ................     $ 462,077      $ 970,602        $ 990,115      $ 2,422,794
                                                                     =========      =========        =========      ===========
             Investments in securities, at fair value ..........     $ 384,032      $ 858,436        $ 841,621      $ 2,084,089
             Cash in bank ......................................           947            649              682            2,278
             Dividends & accrued interest receivable ...........           879          1,837            1,804            4,520
             Due from advisor ..................................           322             95               82              499
                                                                     ---------      ---------        ---------      -----------
                   Total Assets ................................       386,180        861,017          844,189        2,091,386
                                                                     ---------      ---------        ---------      -----------
Liabilities:
             Payable for fund interests redeemed ...............            13             32               32               77
             Payable for investment management services (note 2)           517            540              517            1,574
             Accrued audit fees ................................         1,078          1,082            1,073            3,233
             Accrued custody expense ...........................         1,479            820              754            3,053
             Accrued accounting fees ...........................         2,219            402              561            3,182
             Accrued printing expense ..........................         1,316          1,138            1,567            4,021
             Other accrued expenses ............................         2,053            778            1,273            4,104
                                                                     ---------      ---------        ---------      -----------
                   Total Liabilities ...........................         8,675          4,792            5,777           19,244
                                                                     ---------      ---------        ---------      -----------
Net assets .....................................................     $ 377,505      $ 856,225        $ 838,412      $ 2,072,142
                                                                     =========      =========        =========      ===========

Net assets consist of:
             Par value, $1 per membership interest .............     $  46,174      $ 101,366        $ 104,938      $   252,478
             Paid-in capital in excess of par value ............       513,040        916,505          952,662        2,382,207
             Accumulated net realized loss on investments ......       (99,571)       (25,751)         (52,894)        (178,216)
             Net unrealized depreciation on investments ........       (78,045)      (112,166)        (148,494)        (338,705)
             Distributions in excess of net investment income ..        (4,093)       (23,729)         (17,800)         (45,622)
                                                                     ---------      ---------        ---------      -----------
Net assets .....................................................     $ 377,505      $ 856,225        $ 838,412      $ 2,072,142
                                                                     =========      =========        =========      ===========

Membership interest outstanding (note 3) .......................        46,174        101,366          104,938          253,451
Net asset value per membership interest (note 3) ...............     $    8.18      $    8.45        $    7.99      $      8.18
                                                                     =========      =========        =========      ===========


                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)               DECEMBER 31, 2002



                                                                                    HISTORICAL                        PRO FORMA
                                                                     ----------------------------------------
                                                                     APRIL (10)      MAY (10)       JUNE (10)       SECOND QUARTER
                                                                     ----------      --------       ---------       --------------

Assets:
             Investments in securities, at cost ................     $ 785,861      $ 891,634      $ 1,227,863      $ 2,905,358
                                                                     =========      =========      ===========      ===========
             Investments in securities, at fair value ..........     $ 737,154      $ 757,262      $ 1,056,148      $ 2,550,564
             Cash in bank ......................................            20            859                0              879
             Receivable for securities sold ....................             0              0            5,068            5,068
             Dividends & accrued interest receivable ...........         1,579          2,145            2,263            5,987
             Due from advisor ..................................           255            108                0              363
                                                                     ---------      ---------      -----------      -----------
                Total Assets ...................................       739,008        760,374        1,063,479        2,562,861
                                                                     ---------      ---------      -----------      -----------
Liabilities:
             Cash overdraft ....................................             0              0              818              818
             Payable for fund interests redeemed ...............            28             28               39               95
             Payable for investment management services (note 2)           635            501              551            1,687
             Accrued audit fees ................................         1,058          1,071            1,077            3,206
             Accrued custody expense ...........................           655            673              768            2,096
             Accrued accounting fees ...........................           499            682              318            1,499
             Accrued printing expense ..........................         1,630          1,565            1,057            4,252
             Other accrued expenses ............................         1,252          1,066              943            3,261
                                                                     ---------      ---------      -----------      -----------
                Total Liabilities ..............................          5,757          5,586            5,571           16,914
                                                                     ---------      ---------      -----------      -----------
Net assets .....................................................     $ 733,251      $ 754,788      $ 1,057,908      $ 2,545,947
                                                                     =========      =========      ===========      ===========
Net assets consist of:
             Par value, $1 per membership interest .............     $  84,323      $  93,659      $   135,507      $   313,489
             Paid-in capital in excess of par value ............       936,710        877,147        1,295,649        3,109,506
             Accumulated net realized loss on investments ......      (217,145)       (68,343)        (189,936)        (475,424)
             Net unrealized depreciation on investments ........       (48,707)      (134,372)        (171,715)        (354,794)
             Distributions in excess of net investment income ..       (21,930)       (13,303)         (11,597)         (46,830)
                                                                     ---------      ---------      -----------      -----------
Net assets .....................................................     $ 733,251      $ 754,788      $ 1,057,908      $ 2,545,947
                                                                     =========      =========      ===========      ===========
Membership interest outstanding (note 3) .......................        84,323         93,659          135,507          292,781
Net asset value per membership interest (note 3) ...............     $    8.70      $    8.06      $      7.81      $      8.70
                                                                     =========      =========      ===========      ===========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)               DECEMBER 31, 2002




                                                                                       HISTORICAL                       PRO FORMA
                                                                       --------------------------------------------
                                                                       JULY (10)      AUGUST (10)    SEPTEMBER (10)    THIRD QUARTER
                                                                       ---------      -----------    --------------    -------------

Assets:
             Investments in securities, at cost .................     $ 1,119,510      $ 731,248      $ 710,826        $ 2,561,584
                                                                      ===========      =========      =========        ===========
             Investments in securities, at fair value ...........     $   977,606      $ 647,968      $ 627,507        $ 2,253,081
             Cash in bank .......................................             455             66            778              1,299
             Receivable for securities sold .....................               0              0              0                  0
             Dividends & accrued interest receivable ............           3,013          1,380          1,276              5,669
             Due from advisor ...................................              14            163            196                373
                                                                      -----------      ---------      ---------        -----------
                Total Assets ....................................         981,088        649,577        629,757          2,260,422
                                                                      -----------      ---------      ---------        -----------
Liabilities:
             Cash overdraft .....................................               0              0              0                  0
             Payable for fund interests redeemed ................              34             24             23                 81
             Payable for investment management services (note 2)              521            496            521              1,538
             Accrued audit fees .................................           1,093          1,194          1,040              3,327
             Accrued custody expense ............................             636            859            804              2,299
             Accrued accounting fees ............................             803            794            729              2,326
             Accrued printing expense ...........................           1,206          1,045          1,012              3,263
             Other accrued expenses .............................           1,093            946            763              2,802
                                                                      -----------      ---------      ---------        -----------
                Total Liabilities ...............................          5,386          5,358          4,892             15,636
                                                                      -----------      ---------      ---------        -----------
Net assets ......................................................     $   975,702      $ 644,219      $ 624,865        $ 2,244,786
                                                                      ===========      =========      =========        ===========

Net assets consist of:
             Par value, $1 per membership interest ..............     $   127,371      $  84,795      $  82,768        $   294,934
             Paid-in capital in excess of par value .............       1,121,677        810,244        850,579          2,782,500
             Accumulated net realized loss on investments .......        (127,657)      (162,747)      (222,188)          (512,592)
             Net unrealized depreciation on investments .........        (141,904)       (83,280)       (83,319)          (308,503)
             Distributions in excess of net investment income ...          (3,785)        (4,793)        (2,975)           (11,553)
                                                                      -----------      ---------      ---------        -----------
Net assets ......................................................     $   975,702      $ 644,219      $ 624,865        $ 2,244,786
                                                                      ===========      =========      =========        ===========

Membership interest outstanding  (note 3) .......................         127,371         84,795         82,768            293,041
Net asset value per membership interest (note 3) ................     $      7.66      $    7.60      $    7.55        $      7.66
                                                                      ===========      =========      =========        ===========


                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)               DECEMBER 31, 2002




                                                                                     HISTORICAL                         PRO FORMA
                                                                     ---------------------------------------------
                                                                     OCTOBER (10)   NOVEMBER (10)    DECEMBER (10)    FOURTH QUARTER
                                                                     ------------   -------------    -------------    --------------

Assets:
             Investments in securities, at cost .................    $ 627,131      $ 732,797        $ 492,629        $ 1,852,557
                                                                     =========      =========        =========        ===========

             Investments in securities, at fair value ...........    $ 625,783      $ 657,468        $ 439,366        $ 1,722,617
             Cash in bank .......................................          517            458              305              1,280
             Receivable for securities sold .....................            0              0              122                122
             Dividends & accrued interest receivable ............        1,310          1,449            1,214              3,973
             Due from advisor ...................................          235            251              326                812
                                                                     ---------      ---------        ---------        -----------
                 Total Assets ...................................      627,845        659,626          441,333          1,728,804
                                                                     ---------      ---------        ---------        -----------
Liabilities:
             Cash overdraft .....................................            0              0           30,021             30,021
             Payable for fund interests redeemed ................           23             24                1                 48
             Payable for investment management services (note 2)           558            590              516              1,664
             Accrued audit fees .................................        1,068          1,175            1,251              3,494
             Accrued custody expense ............................          723            530              596              1,849
             Accrued accounting fees ............................          172          1,001            1,275              2,448
             Accrued printing expense ...........................        1,280          1,084            1,024              3,388
             Other accrued expenses .............................          800            956              908              2,664
                                                                     ---------      ---------        ---------        -----------
                 Total Liabilities ..............................       4,624          5,360           35,592             45,576
                                                                     ---------      ---------        ---------        -----------
Net assets ......................................................    $ 623,221      $ 654,266        $ 405,741        $ 1,683,228
                                                                     =========      =========        =========        ===========
Net assets consist of:
             Par value, $1 per membership interest ..............    $  71,413      $  84,784        $  50,357        $   206,554
             Paid-in capital in excess of par value .............      702,860        839,441          562,761          2,105,062
             Accumulated net realized loss on investments .......     (146,532)      (192,276)        (153,004)          (491,812)
             Net unrealized depreciation on investments .........      (75,329)       (53,263)        (129,940)
                                                                                                                           (1,348)

             Distributions in excess of net investment income ...       (2,354)        (1,110)          (6,636)
                                                                                                                           (3,172)
                                                                     ---------      ---------        ---------        -----------
Net assets ......................................................    $ 623,221      $ 654,266        $ 405,741        $ 1,683,228
                                                                     =========      =========        =========        ===========
Membership interest outstanding  (note 3) .......................       71,413         84,784           50,357            192,876
Net asset value per membership interest (note 3) ................    $    8.73      $    7.72        $    8.06        $      8.73
                                                                     =========      =========        =========        ===========

                                                                     (continued)


THE DOW(SM) TARGET VARIABLE FUND LLC


STATEMENTS OF OPERATIONS (UNAUDITED)      FOR THE YEAR ENDED DECEMBER 31, 2002



                                                                            HISTORICAL
                                                             --------------------------------------                   PRO FORMA
                                                             APRIL (5)      MAY (5)        JUNE (5)     ADJUSTMENTS SECOND QUARTER
                                                             --------       -------        --------     ----------- --------------
Investment income:
    Interest ..........................................      $     69       $     49       $     75                   $     193
    Dividends .........................................         7,966          8,005         10,525                      26,496
                                                             --------       --------       --------                   ---------
      Total investment income .........................         8,035          8,054         10,600                      26,689
                                                             --------       --------       --------                   ---------
Expenses:
    Management fees (note 2) ..........................         1,216          1,226          1,663                       4,105
    Custodian fees ....................................         2,445          2,445          2,450        (4,800)(a)     2,540
    Directors' fees ...................................           114            123            169                         406
    Professional fees .................................         1,184          1,183          1,181        (1,000)(b)     2,548
    Accounting and transfer agent fees ................           544            594            694          (342)(c)     1,490
    Printing, proxy, and postage fees .................           550            550            544                       1,644
    Filing fees .......................................            31             34             46                         111
    Other .............................................            85             87             86                         258
                                                             --------       --------       --------       -------     ---------
      Total expenses ..................................         6,169          6,242          6,833        (6,142)       13,102
                                                             --------       --------       --------       -------     ---------
      Less expenses voluntarily reduced or
       reimbursed by advisor (note 2) .................        (2,922)        (2,971)        (2,432)                     (8,325)
                                                             --------       --------       --------                   ---------
      Net expenses ....................................         3,247          3,271          4,401                       4,777
                                                             --------       --------       --------                   ---------
      Net investment income ...........................         4,788          4,783          6,199                      21,912
                                                             --------       --------       --------                   ---------
Realized & unrealized gain (loss) on investments:
    Net realized gain (loss) on investments ...........        (1,576)       (12,911)       (35,890)                    (50,377)
    Change in unrealized appreciation (depreciation) on
      investments .....................................       (25,125)       (24,615)        (6,012)                    (55,752)
                                                             --------       --------       --------                   ---------
    Net loss on investments ...........................       (26,701)       (37,526)       (41,902)                   (106,129)
                                                             --------       --------       --------                   ---------
    Net decrease in net assets from operations ........      $(21,913)       (32,743)      $(35,703)                  $ (84,217)
                                                             ========       ========       ========                   =========


(a)  Monthly Custodian fees reduced by $4,800 due to reduction of portfolios
(b)  Audit fees reduced due to reduction in the number of portfolios
(c) Pricing of securities reduced due to the reduction in the number of securities

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC


STATEMENTS OF OPERATIONS (UNAUDITED)      FOR THE YEAR ENDED DECEMBER 31, 2002



                                                                           HISTORICAL
                                                             --------------------------------------                    PRO FORMA
                                                             JULY (5)      AUGUST (5)   SEPTEMBER (5)  ADJUSTMENTS   THIRD QUARTER
                                                             --------      ----------   -------------  -----------   -------------
Investment income:
    Interest ..........................................      $    104       $     56       $     58                    $    218
    Dividends .........................................        11,109         11,657          7,057                      29,823
                                                             --------       --------       --------                    --------
      Total investment income .........................        11,213         11,713          7,115                      30,041
                                                             --------       --------       --------                    --------
Expenses:
    Management fees (note 2) ..........................         1,706          2,079          1,169                       4,954
    Custodian fees ....................................         2,440          2,455          2,440       (4,800)(a)      2,535
    Directors' fees ...................................           123            203            114                         440
    Professional fees .................................         1,178          1,181          1,181       (1,000)(b)      2,540
    Accounting and transfer agent fees ................           594            794            594         (342)(c)      1,640
    Printing, proxy, and postage fees .................           558            364            440                       1,362
    Filing fees .......................................            34             55             31                         120
    Other .............................................            87             88             86                         261
                                                             --------       --------       --------       ------       --------
      Total expenses ..................................         6,720          7,219          6,055       (6,142)        13,852
                                                             --------       --------       --------       ------       --------
      Less expenses voluntarily reduced or
            reimbursed by advisor (note 2) ............        (2,314)        (2,050)        (2,938)                     (7,302)
                                                                            --------       --------                    --------
      Net expenses ....................................         4,406          5,169          3,117                       6,550
                                                             --------       --------       --------                    --------
      Net investment income ...........................         6,807          6,544          3,998                      23,491
                                                             --------       --------       --------                    --------
Realized & unrealized gain (loss) on investments:
    Net realized gain (loss) on investments ...........       (57,789)         7,614         (2,103)                    (52,278)
    Change in unrealized appreciation (depreciation) on
      investments .....................................        29,984        (17,721)       (25,764)                    (13,501)
                                                             --------       --------       --------                    --------
    Net loss on investments ...........................       (27,805)       (10,107)       (27,867)                    (65,779)
                                                             --------       --------       --------                    --------
    Net decrease in net assets from operations ........      $(20,998)      $ (3,563)      $(23,869)                   $(42,288)
                                                             ========       ========       ========                    ========

(a)  Monthly Custodian fees reduced by $4,800 due to reduction of portfolios
(b)  Audit fees reduced due to reduction in the number of portfolios
(c) Pricing of securities reduced due to the reduction in the number of securities

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC


STATEMENTS OF OPERATIONS (UNAUDITED)      FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                          HISTORICAL
                                                            ----------------------------------------                   PRO FORMA
                                                            OCTOBER (5)   NOVEMBER (5)   DECEMBER (5)   ADJUSTMENTS  FOURTH QUARTER
                                                            -----------   ------------   ------------   -----------  --------------
Investment income:
    Interest ..........................................      $     51       $     44       $     46                   $     141
    Dividends .........................................         8,649          8,333         11,108                      28,090
                                                             --------       --------       --------                   ---------
      Total investment income .........................         8,700          8,377         11,154                      28,231
                                                             --------       --------       --------                   ---------
Expenses:
    Management fees (note 2) ..........................         1,462          1,292          1,691                       4,445
    Custodian fees ....................................         2,460          2,445          2,460       (4,800)(a)      2,565
    Directors' fees ...................................           151            132            135                         418
    Professional fees .................................         1,189          1,180          1,181       (1,000)(b)      2,550
    Accounting and transfer agent fees ................           569            644            674         (342)(c)      1,545
    Printing, proxy, and postage fees .................           770            455            699                       1,924
    Filing fees .......................................            43             37             22                         102
    Other .............................................            85             88             85                         258
                                                             --------       --------       --------       ------      ---------
      Total expenses ..................................         6,729          6,273          6,947       (6,142)        13,807
                                                             --------       --------       --------       ------      ---------
      Less expenses voluntarily reduced or
      reimbursed by advisor (note 2) ..................        (2,831)        (2,879)        (2,466)                     (8,176)
                                                             --------       --------       --------                   ---------
      Net expenses ....................................         3,898          3,394          4,481                       5,631
                                                             --------       --------       --------                   ---------
      Net investment income ...........................         4,802          4,983          6,673                      22,600
                                                             --------       --------       --------                   ---------
Realized & unrealized gain (loss) on investments:
    Net realized gain (loss) on investments ...........         3,593        (16,944)         1,810                     (11,541)
    Change in unrealized appreciation (depreciation) on
      investments .....................................       (20,753)       (21,864)       (62,374)                   (104,991)
                                                             --------       --------       --------                   ---------
    Net loss on investments ...........................       (17,160)       (38,808)       (60,564)                   (116,532)
                                                             --------       --------       --------                   ---------
    Net decrease in net assets from operations ........      $(12,358)      $(33,825)      $(53,891)                  $ (93,932)
                                                             ========       ========       ========                   =========

(a)  Monthly Custodian fees reduced by $4,800 due to reduction of portfolios

(b)  Audit fees reduced due to reduction in the number of portfolios

(c) Pricing of securities reduced due to the reduction in the number of securities

    The accompanying notes are an integral part of these financial statements

THE DOW(SM) TARGET VARIABLE FUND LLC
STATEMENTS OF OPERATIONS (UNAUDITED)        For the year ended December 31, 2002


                                                                                                          HISTORICAL
                                                                                           -----------------------------------------
                                                                                           JANUARY (10)   FEBRUARY (10)   MARCH (10)
                                                                                           ------------   -------------   ----------
Investment income:
      Interest .........................................................................   $     61       $     126       $      71


      Dividends ........................................................................     18,034          39,872          36,698
                                                                                             ------          ------          ------
                     Total investment income ...........................................     18,095          39,998          36,769
                                                                                             ------          ------          ------
Expenses:
      Management fees (note 2) .........................................................      3,000           6,692           5,846
      Custodian fees ...................................................................      2,188           2,650           2,625
      Directors' fees ..................................................................        308             426             397
      Professional fees ................................................................      1,213           1,273           1,157
      Accounting and transfer agent fees ...............................................        976           1,600           1,351
      Printing, proxy, and postage fees ................................................      1,450           3,000           2,727
      Other ............................................................................        173             118             143
                                                                                             ------          ------          ------
                     Total expenses ....................................................      9,308          15,759          14,246
                                                                                             ------          ------          ------
                     Less expenses voluntarily reduced or reimbursed by advisor (note 2)     (1,598)           (122)           (170)
                                                                                             ------          ------          ------
                     Net expenses ......................................................      7,710          15,637          14,076
                                                                                             ------          ------          ------
                     Net investment income .............................................     10,385          24,361          22,693
                                                                                             ------          ------          ------
Realized & unrealized gain (loss) on investments:
      Net realized gain (loss) on investments ..........................................    (31,577)        (11,192)           (454)
      Change in unrealized appreciation (depreciation) on
        investments ....................................................................    (37,137)       (145,984)       (152,764)
                                                                                            -------        --------        --------
      Net loss on investments ..........................................................    (68,714)       (157,176)       (153,218)
                                                                                            -------        --------        --------
      Net decrease in net assets from operations .......................................   $(58,329)      $(132,815)      $(130,525)
                                                                                           ========       =========       =========





                                                                                                                 PRO FORMA
                                                                                               ADJUSTMENTS     FIRST QUARTER
                                                                                               -----------     -------------
Investment income:
      Interest .........................................................................                       $      258


      Dividends ........................................................................                           94,604
                                                                                                                   ------
                     Total investment income ...........................................                           94,862
                                                                                                                   ------
Expenses:
      Management fees (note 2) .........................................................                           15,538
      Custodian fees ...................................................................         (4,800)(a)         2,663
      Directors' fees ..................................................................                            1,131
      Professional fees ................................................................         (1,000)(b)         2,643
      Accounting and transfer agent fees ...............................................           (684)(c)         3,243
      Printing, proxy, and postage fees ................................................                            7,177
      Other ............................................................................                              434
                                                                                                 ------            ------
                     Total expenses ....................................................         (6,484)           32,829
                                                                                                 ------            ------
                     Less expenses voluntarily reduced or reimbursed by advisor (note 2)                          (1,890)
                                                                                                                   ------
                     Net expenses ......................................................                           30,939
                                                                                                                   ------
                     Net investment income .............................................                           63,923
                                                                                                                   ------
Realized & unrealized gain (loss) on investments:
      Net realized gain (loss) on investments ..........................................                          (43,223)
      Change in unrealized appreciation (depreciation) on
        investments ....................................................................                         (335,885)
                                                                                                               ----------
      Net loss on investments ..........................................................                         (379,108)
                                                                                                               ----------
      Net decrease in net assets from operations .......................................                       $ (315,185)
                                                                                                               ==========


(a)   Monthly Custodian fees reduced by $4,800 due to reduction of portfolios.

(b)   Audit fees reduced due to reduction in the number of portfolios.

(c) Pricing of securities reduced due to the reduction in the number of securities.



                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC
STATEMENTS OF OPERATIONS (UNAUDITED)        For the year ended December 31, 2002


                                                                                                       HISTORICAL
                                                                                        ---------------------------------------
                                                                                        APRIL (10)      MAY (10)      JUNE (10)
                                                                                        ----------      --------      ---------

Investment income:
            Interest ..............................................................     $     71       $     67      $     106
            Dividends .............................................................       34,720         30,801         37,488
                                                                                          ------         ------         ------
                Total investment income ...........................................       34,791         30,868         37,594
                                                                                          ------         ------         ------
Expenses:
            Management fees (note 2) ..............................................        5,869          5,150          6,229
            Custodian fees ........................................................        2,631          2,580          2,600
            Directors' fees .......................................................          383            361            427
            Professional fees .....................................................        1,293          1,247          1,132
            Accounting and transfer agent fees ....................................        1,516          1,280          1,516
            Printing, proxy, and postage fees .....................................        2,800          2,200          2,048
            Other .................................................................          132            117            114
                                                                                          ------         ------         ------
                Total expenses ....................................................       14,624         12,935         14,066
                                                                                          ------         ------         ------
                Less expenses voluntarily reduced or reimbursed by advisor (note 2)         (645)          (191)             0
                                                                                            ----           ----              -
                Net expenses ......................................................       13,979         12,744         14,066
                                                                                          ------         ------         ------
                Net investment income .............................................       20,812         18,124         23,528
                                                                                          ------         ------         ------
Realized & unrealized gain (loss) on investments:
            Net realized gain (loss) on investments ...............................      (72,987)        37,958         22,859
            Change in unrealized appreciation (depreciation) on
              investments .........................................................        3,223       (135,019)      (168,744)
                                                                                          ------         ------         ------
            Net loss on investments ...............................................      (69,764)       (97,061)      (145,885)
                                                                                         -------        -------       --------

            Net decrease in net assets from operations ............................     $(48,952)      $(78,937)     $(122,357)
                                                                                        ========       ========      =========




                                                                                                          PRO FORMA
                                                                                         ADJUSTMENTS    SECOND QUARTER
                                                                                         -----------    --------------

Investment income:
            Interest ..............................................................                     $     244
            Dividends .............................................................                       103,009
                                                                                                          -------
                Total investment income ...........................................                       103,253
                                                                                                          -------
Expenses:
            Management fees (note 2) ..............................................                        17,248
            Custodian fees ........................................................        (4,800)(a)       3,011
            Directors' fees .......................................................                         1,171
            Professional fees .....................................................        (1,000)(b)       2,672
            Accounting and transfer agent fees ....................................          (684)(c)       3,628
            Printing, proxy, and postage fees .....................................                         7,048
            Other .................................................................                           363
                                                                                           ------          ------
                Total expenses ....................................................        (6,484)         35,141
                                                                                           ------          ------
                Less expenses voluntarily reduced or reimbursed by advisor (note 2)                          (836)
                                                                                                             ----
                Net expenses ......................................................                        34,305
                                                                                                           ------
                Net investment income .............................................                        68,948
                                                                                                           ------
Realized & unrealized gain (loss) on investments:
            Net realized gain (loss) on investments ...............................                       (12,170)
            Change in unrealized appreciation (depreciation) on
              investments .........................................................                      (300,540)
                                                                                                         --------
            Net loss on investments ...............................................                      (312,710)
                                                                                                         --------

            Net decrease in net assets from operations ............................                     $(243,762)
                                                                                                        =========


(a)   Monthly Custodian fees reduced by $4,800 due to reduction of portfolios.

(b)   Audit fees reduced due to reduction in the number of portfolios.

(c) Pricing of securities reduced due to the reduction in the number of securities.



                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC
STATEMENTS OF OPERATIONS (UNAUDITED)        For the year ended December 31, 2002


                                                                                                         HISTORICAL
                                                                                         -------------------------------------------
                                                                                         JULY (10)      AUGUST (10)   SEPTEMBER (10)
                                                                                         ---------      -----------   --------------

Investment income:
            Interest ...............................................................     $     105      $     67      $     89
            Dividends ..............................................................        36,622        24,263        25,321
                                                                                          --------       -------       -------
                 Total investment income ...........................................        36,727        24,330        25,410
                                                                                          --------       -------       -------
Expenses:
            Management fees (note 2) ...............................................         6,127         4,078         4,232
            Custodian fees .........................................................         2,610         2,555         2,560
            Directors' fees ........................................................           430           303           277
            Professional fees ......................................................         1,219         1,194         1,194
            Accounting and transfer agent fees .....................................         1,516         1,066         1,116
            Printing, proxy, and postage fees ......................................         2,650         1,833         1,973
            Other ..................................................................           116           114           118
                                                                                          --------       -------       -------
                 Total expenses ....................................................        14,668        11,143        11,470
                                                                                          --------       -------       -------
                 Less expenses voluntarily reduced or reimbursed by advisor (note 2)           (15)         (746)         (720)
                                                                                          --------       -------       -------
                 Net expenses ......................................................        14,653        10,397        10,750
                                                                                          --------       -------       -------
                 Net investment income .............................................        22,074        13,933        14,660
                                                                                          --------       -------       -------
Realized & unrealized gain (loss) on investments:

            Net realized gain (loss) on investments ................................     $  16,537      $    260      $(17,197)
            Change in unrealized appreciation (depreciation) on
              investments ..........................................................      (122,793)      (62,950)      (49,707)
                                                                                          --------       -------       -------
            Net loss on investments ................................................      (106,256)      (63,210)      (66,904)
                                                                                          --------       -------       -------
            Net decrease in net assets from operations .............................     $ (84,182)     $(49,277)     $(52,244)
                                                                                          ========       =======       =======


                                                                                                           PRO FORMA
                                                                                           ADJUSTMENTS   THIRD QUARTER
                                                                                           -----------   -------------

Investment income:
            Interest ...............................................................                       $    261
            Dividends ..............................................................                         86,206
                                                                                                             ------
                 Total investment income ...........................................                         86,467
                                                                                                             ------
Expenses:
            Management fees (note 2) ...............................................                         14,437
            Custodian fees .........................................................        (4,800)(a)        2,925
            Directors' fees ........................................................                          1,010
            Professional fees ......................................................        (1,000)(b)        2,607
            Accounting and transfer agent fees .....................................          (684)(c)        3,014
            Printing, proxy, and postage fees ......................................                          6,456
            Other ..................................................................                            348
                                                                                            ------           ------
                 Total expenses ....................................................        (6,484)          30,797
                                                                                            ------           ------
                 Less expenses voluntarily reduced or reimbursed by advisor (note 2)                         (1,481)
                                                                                                             ------
                 Net expenses ......................................................                         29,316
                                                                                                             ------
                 Net investment income .............................................                         57,151
                                                                                                             ------
Realized & unrealized gain (loss) on investments:

            Net realized gain (loss) on investments ................................                           (920)
            Change in unrealized appreciation (depreciation) on
              investments ..........................................................                       (235,450)
                                                                                                           --------
            Net loss on investments ................................................                       (236,370)
                                                                                                           --------
            Net decrease in net assets from operations .............................                      $(179,219)
                                                                                                           ========

(a)   Monthly Custodian fees reduced by $4,800 due to reduction of portfolios.

(b)   Audit fees reduced due to reduction in the number of portfolios.

(c) Pricing of securities reduced due to the reduction in the number of securities.




                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC
STATEMENTS OF OPERATIONS (UNAUDITED)        For the year ended December 31, 2002


                                                                                              HISTORICAL
                                                                              ---------------------------------------------
                                                                              OCTOBER (10)   NOVEMBER (10)    DECEMBER (10)
                                                                              ------------   -------------    -------------

Investment income:
    Interest .............................................................     $     64      $      84        $     68
    Dividends ............................................................       23,100         24,307          16,823
                                                                               --------      ---------        --------
       Total investment income ...........................................       23,164         24,391          16,891
                                                                               --------      ---------        --------

Expenses:
    Management fees (note 2) .............................................        4,001          4,045           2,689
    Custodian fees .......................................................        2,555          2,540           2,510
    Directors' fees ......................................................          266            260             271
    Professional fees ....................................................        1,193          1,220           1,285
    Accounting and transfer agent fees ...................................        1,066          1,066             866
    Printing, proxy, and postage fees ....................................        1,845          1,546           1,052
    Other ................................................................          127            126             116
                                                                               --------      ---------        --------
       Total expenses ....................................................       11,053         10,803           8,789
                                                                               --------      ---------        --------
       Less expenses voluntarily reduced or reimbursed by advisor (note 2)         (901)          (788)         (1,856)
                                                                               --------      ---------        --------
       Net expenses ......................................................       10,152         10,015           6,933
                                                                               --------      ---------        --------
       Net investment income .............................................       13,012         14,376           9,958
                                                                               --------      ---------        --------
Realized & unrealized gain (loss) on investments:
    Net realized gain (loss) on investments ..............................     $(22,618)     $ (57,565)       $(53,142)
    Change in unrealized appreciation (depreciation) on
                             investments .................................      (17,570)       (49,244)        (25,576)
                                                                               --------      ---------        --------
    Net loss on investments ..............................................      (40,188)      (106,809)        (78,718)
                                                                               --------      ---------        --------
    Net decrease in net assets from operations ...........................     $(27,176)     $ (92,433)       $(68,760)
                                                                               ========      =========        ========



                                                                                                   PRO FORMA
                                                                                  ADJUSTMENTS    FOURTH QUARTER
                                                                                  -----------    --------------

Investment income:
    Interest .............................................................                       $     216
    Dividends ............................................................                          64,230
                                                                                                 ---------
       Total investment income ...........................................                          64,446
                                                                                                 ---------

Expenses:
    Management fees (note 2) .............................................                          10,735
    Custodian fees .......................................................        (4,800)(a)         2,805
    Directors' fees ......................................................                             797
    Professional fees ....................................................        (1,000)(b)         2,698
    Accounting and transfer agent fees ...................................          (684)(c)         2,314
    Printing, proxy, and postage fees ....................................                           4,443
    Other ................................................................                             369
                                                                                  ------         ---------
       Total expenses ....................................................        (6,484)           24,161
                                                                                  ------         ---------
       Less expenses voluntarily reduced or reimbursed by advisor (note 2)                          (3,545)
                                                                                                 ---------
       Net expenses ......................................................                          20,616
                                                                                                 ---------
       Net investment income .............................................                          43,830
                                                                                                 ---------
Realized & unrealized gain (loss) on investments:
    Net realized gain (loss) on investments ..............................                        (133,325)
    Change in unrealized appreciation (depreciation) on
                             investments .................................                         (92,390)
                                                                                                 ---------
    Net loss on investments ..............................................                        (225,715)
                                                                                                 ---------
    Net decrease in net assets from operations ...........................                       $(181,885)
                                                                                                 =========


(a)   Monthly Custodian fees reduced by $4,800 due to reduction of portfolios.

(b)   Audit fees reduced due to reduction in the number of portfolios.

(c) Pricing of securities reduced due to the reduction in the number of securities.




                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                          DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


(1)  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

The Dow SM Target Variable Fund LLC (the "Fund") is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a non-diversified, open-end management investment company. It's "Dow 10" Portfolios are non-diversified Portfolios of common stock of the ten companies in the Dow Jones Industrial Average SM (the "Dow") having the highest dividend yield as of the close of business on or about the second to last business day prior to the beginning of each Portfolio's annual term. Its "Dow 5" Portfolios are non-diversified Portfolios of common stock of the five Dow 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of those Portfolios' annual term. The Portfolios' objectives are to provide above average total return through both capital appreciation and dividend income.

The Fund is a limited liability company created under Ohio law. Its portfolio interests are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLI"). Portfolio interests are not offered directly to the public. Portfolio interests are purchased by ONLI's separate accounts as an investment option for their variable annuity contracts.

In some cases, the number of common stocks held by the acquiring portfolio after the merger may exceed 10 positions for the Dow "10" quarterly Portfolios or 5 positions for the Dow "5" quarterly Portfolios. It is the intention of management to hold these positions until the individual quarterly portfolios are rebalanced.

The following is a summary of significant accounting policies:

Portfolio interests are sold to ONLI's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order. The value of Portfolio interests is based on the fair value of the stocks and any other cash or securities owned by each Portfolio. This determination is made as of 4:00 p.m. Eastern time on each business day that the New York Stock Exchange is open for unrestricted trading. The net asset value of each Portfolio is computed by dividing the value of that Portfolio's securities plus any cash or other assets, less the Portfolio's liabilities, by the number of Portfolio interests outstanding.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends representing net investment income are normally distributed quarterly. Any net realized capital gains are normally distributed annually. However, the Board may declare dividends more often. Dividends and distributions are automatically reinvested in additional interests in the respective Portfolios at net asset value without a sales charge.

Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned. Net realized gain or loss on investments is determined using the specific identification method.

REPURCHASE AGREEMENTS

Each Portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Board of Managers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

                                                             DECEMBER 31, 2002


FEDERAL INCOME TAXES

The Fund is a single member limited liability company taxed as a division of the separate accounts of ONLI. Income and losses of the Portfolios are included in the taxable income or loss of the separate accounts of ONLI. Accordingly, no provision for Federal income taxes has been made by the Portfolios.

UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS

The gross unrealized appreciation and depreciation on investments in each Portfolio as of December 31, 2002 were as follows:

                                                 1ST QRT(10)     2ND QRT (10)     3RD QRT (10)    4TH QRT (10)
                                                 -----------     ------------     ------------    ------------
Gross unrealized:
 Appreciation ...............................      $ 101,172       $ 131,079       $ 137,852       $ 118,428
 Depreciation ...............................       (439,877)       (485,873)       (446,355)       (248,368)
Net Unrealized:
  Appreciation (Depreciation) ...............       (338,705)       (354,794)       (308,503)       (129,940)



                                                   1ST QRT (5)    2ND QRT (5)     3RD QRT (5)     4TH QRT (5)
                                                   -----------    -----------     -----------     -----------
Gross unrealized:
 Appreciation ...............................      $  16,760       $   4,549       $  41,724       $  27,971
 Depreciation ...............................       (177,598)       (167,830)        (89,338)       (121,574)
Net Unrealized:
  Depreciation ..............................       (160,838)       (163,281)        (47,614)        (93,603)


EXPENSE ALLOCATION

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the 12 months ended December 31, 2002 were as follows:

                                    1ST QRT (10)    2ND QRT(10)   3RD QRT (10)   4TH QRT (10)
                                    ------------    -----------   ------------   ------------
Stocks
  Purchases.....................      $1,011,701     $1,440,181       $791,354       $667,789
Sales.............................    $1,268,591     $1,687,329       $915,134       $681,050


                                     1ST QRT (5)    2ND QRT (5)    3RD QRT (5)    4TH QRT (5)
                                     -----------    -----------    -----------    -----------
Stocks
  Purchases.....................        $696,505       $231,397       $730,229       $451,920
Sales.............................      $578,016       $283,800       $553,868       $386,014

                                                              DECEMBER 31, 2002


(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS

The Portfolios' day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (the "Adviser"). The Adviser is an Ohio corporation. It is a wholly owned subsidiary of ONLI and its address is the same as those of the Portfolios and ONLI. The Adviser and its predecessor have been managing investment companies since 1970. All of the Adviser's investment advisory personnel are also responsible for the management of ONLI's assets.

For managing the Potfolios' assets, the Adviser receives a monthly management fee based on the Portfolios' average daily net assets. This fee is calculated daily and is at the annual rate of 0.60% of average daily net assets.

In addition to the fee paid to the Adviser, the Portfolios incur other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services. Under the agreement between the Fund and the Adviser, the Adviser has agreed to reimburse the Portfolios for expenses, other than advisory fees, taxes and interest, in excess of 1% of their daily net assets. The Adviser contracts with First Trust Advisors LP ("First Trust") to serve as sub-adviser to the Portfolios. First Trust manages the Portfolios' assets under the Adviser's supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow 10 strategies in unit investment trusts and other investment companies since 1991.

First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLI have entered into agreements with First Trust giving the Fund and ONLI permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLI's separate accounts.

For the service and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on each Portfolios' average daily net assets. This fee is calculated daily and is at the annual rate of 0.35% of the Portfolios' average daily net assets, and is an expense of the Adviser, not the Portfolios.

Under an agreement among the Adviser, ONLI and the Fund, ONLI will, to the extent requested by the Adviser, provide clerical, stenographic and administrative services and such office supplies and equipment as may be reasonably required in order that the Adviser may properly perform its functions on behalf of the Fund in connection with the Investment Advisory Agreement. In that regard, ONLI performs various administrative services as well as the transfer agent function on behalf of the Fund. U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, serves as accounting agent and U.S. Bank Institutional Trust & Custody, 425 Walnut Street, Cincinnati, Ohio serves as the custodian for the Fund.

(4)  BASIS OF MERGER

The monthly Portfolios of the second and third month of each quarter will be merged into the Portfolio of the first month of each quarter for both the Dow "10" and Dow "5" Portfolios. The net asset value per share of the new quarterly portfolios will be the same as the net asset value per share of the first month of each respective quarter at the time of merger. The allocaton of new shares will be based on relative size of each monthly Portfolio as it relates to the total net assets of the new quarterly Portfolios at the time of merger. Had the mergers occurred on December 31, 2002 the shares outstanding and net asset value per share before and after the merger for each respective Portfolio would be as follows:

THE DOW SM TARGET VARIABLE FUND LLC                          DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)



                                               Before Merger                                After Merger
                                  ----------------------------------------     ---------------------------------------
                                        Shares          Net Asset Value             Shares          Net Asset Value
          DOW "10"                   Outstanding           Per Share              Outstanding          Per Share
-----------------------------     -------------------  -------------------     ------------------  -------------------
January                                46,174                 8.18                     46,174            8.18
February                              101,366                 8.45                    104,728            8.18
March                                 104,938                 7.99                    102,549            8.18
                                                                                --------------
First Quarter "10"                          0                 0.00                    253,451            8.18
April                                  84,323                 8.70                     84,323            8.70
May                                    93,659                 8.06                     86,801            8.70
June                                  135,507                 7.81                    121,657            8.70
                                                                                --------------
Second Quarter "10"                         0                 0.00                    292,781            8.70
July                                  127,371                 7.66                    127,371            7.66
August                                 84,795                 7.60                     84,100            7.66
September                              82,768                 7.55                     81,570            7.66
                                                                                --------------
Third Quarter "10"                          0                 0.00                    293,041            7.66
October                                71,413                 8.73                     71,413            8.73
November                               84,784                 7.72                     74,971            8.73
December                               50,357                 8.06                     46,492            8.73
                                                                                --------------
Fourth Quarter "10"                         0                 0.00                    192,876            8.73

          DOW "5"
-----------------------------
January                                25,788                 8.51                     25,788            8.51
February                               27,929                 9.20                     30,176            8.51
March                                  31,762                 8.39                     31,281            8.51
                                                                                --------------
First Quarter "5"                           0                 0.00                     87,245            8.51
April                                  26,118                 7.48                     26,118            7.48
May                                    25,800                 6.99                     24,107            7.48
June                                   22,451                 7.82                     23,464            7.48
                                                                                --------------
Second Quarter "5"                          0                 0.00                     73,689            7.48
July                                   40,268                 8.44                     40,268            8.44
August                                 30,588                10.95                     39,651            8.44
September                              27,572                 7.26                     23,719            8.44
                                                                                --------------
Third Quarter "5"                           0                 0.00                    103,638            8.44
October                                27,494                 8.38                     27,494            8.38
November                               37,081                 6.97                     30,854            8.38
December                               32,533                 8.12                     31,524            8.38
                                                                                --------------
Fourth Quarter "5"                          0                 0.00                     89,872            8.38

PART C: OTHER INFORMATION

Item 15 - Indemnification

Indemnification

Under the terms of the Operating Agreement, no Manager or officer of the registrant is liable, responsible or accountable in damages or otherwise to the registrant or its members for any action taken on behalf of the registrant within the scope of the authority of the Board of Managers or such officer, or reasonably believed by such person to be within the scope of his or her authority, or for any omission, unless such act or omission was performed or omitted fraudulently or in bad faith or constituted gross negligence, or wanton and willful misconduct. The registrant has agreed, under the terms of its Operating Agreement, to reimburse, indemnify, defend and hold harmless each Manager and officer from and against any loss, expense, damage or injury suffered or sustained by the registrant or its members by reason of any acts or omissions arising out of such person's activities on behalf of the registrant, including, without limitation, any judgment, award, settlement, reasonable attorneys' fees and other costs and expenses incurred in connection with the defense of any actual or threatened action, proceeding or claim, but excluding loss, expense, damage or injury caused or resulting from any acts or omissions performed or omitted fraudulently or in bad faith or which constitute gross negligence or wanton and willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to managers, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a manager, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such manager, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.




     Ohio National Investments, Inc.         File No. 801-51396
     First Trust Advisors L.P.               File No. 801-39950

Item 16 - Exhibits


      (1) Articles of Organization of the registrant were filed as Exhibit (a) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998 (File 333-64349).*



      (2) By-laws of the registrant were filed as Exhibit (b) of the registrant's Form N-1A, pre-effective amendment no. 1 on November 25, 1998 (File no. 333-64349).*


      (3)   Not Applicable

      4(a) Plan of Merger and Reclassification for Dow Target 10 Portfolios is attached hereto.

      4(b) Plan of Merger and Reclassification for Dow Target 5 Portfolios is attached hereto.

      5 Included in Exhibit (2) which incorporates all applicable provisions of Section 1705 of the Ohio Revised Code and which is incorporated herein by reference.


      6(a) Investment Advisory Agreement between the registrant and Ohio National Investments, Inc. was filed as Exhibit (d) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998 (File no. 333-64349).*



      6(b) Sub-Advisory Agreement between Ohio National Investments, Inc. and First Trust Advisors L.P. was filed as Exhibit (d)(1) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998 (File no. 333-64349).*



      6(c) Sub-Advisory Agreement between Ohio National Investments, Inc. and First Trust Advisors L.P., effective April 3, 2000 was filed as Exhibit (d)(2) of the registrant's Form N-1A, post-effective amendment no., on May 1, 2000.*


      7     Not Applicable

      8     Not Applicable


      9 Custody Agreement between the registrant and Star Bank NA was filed as Exhibit (g) of the registrant's Form N-1A, pre-effective amendment no. 1 on November 25, 1998 (File no. 333-64349).*


      10    Not Applicable


      11    Opinion and consent of Ronald L. Benedict, Esq. was filed as Exhibit
            (i) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998 (File no. 333-64349).*


      12    Tax Opinion of Jones & Blouch.


      13(a) Sub-license Agreement among the registrant, First Trust Advisors
            L.P. and Dow Jones & Company, Inc. was filed as Exhibit (h) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998 (File no. 333-64349).

      13(b) Fund Accounting Service Agreement between the registrant and U.S.
            Bank Mutual Fund Services, LLC was filed as Exhibit [-] of the registrant's Form N-1A, post-effective amendment no. 1, on [date]. (File no. 333-64349).*

      13(c) Transfer Agency and Service Agreement between the registrant and U.S. Bank Mutual Fund Services, LLC was filed as Exhibit [-] of the registrant's Form N-1A, post-effective amendment no. 1, on [date]. (File no. 333-64349).*

      13(d) Master Repurchase Agreement between the Registrant and Star Bank, NA was filed as Exhibit (h)(3) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998 (File no. 333-64349).*

      13(e) Service Agreement among the registrant, Ohio National Investments,
            Inc. and The Ohio National Life Insurance Company was filed as Exhibit (h)(4) of the registrants Form N-1A, pre-effective amendment no. 1, November 25, 1998 (File no. 333-64349).*

      13(f) Joint Insured Agreement among the registrant, Ohio National Fund,
            Inc., ONE Fund, Inc. and Ohio National Investments, Inc. was filed as Exhibit (h)(5) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998 (File no. 333-64349).*


      14    Consent of KPMG LLP attached

      15    All financial statements have been included herewith.

      16    Not Applicable

      17    Not Applicable


* File nos. 811-9019, 333-64349.


Item 17 - Undertakings

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(C) under the Securitries Act of 1933, the reoffering prospectus will contain information call for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective and that, in determining liability under the Securities Act of 1933, each post effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities offered therein, and the offering of there securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


As required by the Securities Act of l933, this registration statement has been signed on behalf by the registrant in the City of Montgomery and State of Ohio on the 15 day of April, 2003.



                                                 DOW TARGET VARIABLE FUND, LLC

                                                 By  /S/ John J. Palmer
                                                    ---------------------------
                                                    John J. Palmer, President

Attest  /S/ Ronald L. Benedict
       --------------------------------
       Ronald L. Benedict, Secretary

As required by the Securities Act of l933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                                   Title                                       Date

/S/ John J. Palmer                          President and Manager               April 15, 2003
------------------------------              (Principal Executive Officer)
John J. Palmer

/S/ Dennis R. Taney                         Treasurer                           April 15, 2003
------------------------------              (Principal Financial and
Dennis R. Taney                             Accounting Officer)

/S/ Joseph A. Campanella                    Manager                             April 15, 2003
------------------------------
Joseph A. Campanella

/S/ James E. Bushman                        Manager                             April 15, 2003
------------------------------
James E. Bushman

/S/ Ross Love                               Manager                             April 15, 2003
------------------------------
Ross Love

/S/ George M. Vredeveld                     Manager                             April 15, 2003
------------------------------
George M. Vredeveld

Item 16 - Exhibits

      (1) Articles of Organization of the registrant were filed as Exhibit (a) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998 (File 333-64349).

      (2) By-laws of the registrant were filed as Exhibit (b) of the registrant's Form N-1A, pre-effective amendment no. 1 on November 25, 1998 (File no. 333-64349).

      (3)   Not Applicable

      4(a) Plan of Merger and Reclassification for Dow Target 10 Portfolios is attached hereto.

      4(b) Plan of Merger and Reclassification for Dow Target 5 Portfolios is attached hereto.

      5 Included in Exhibit (2) which incorporates all applicable provisions of Section 1705 of the Ohio Revised Code and which is incorporated herein by reference.

      6(a) Investment Advisory Agreement between the registrant and Ohio National Investments, Inc. was filed as Exhibit (d) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998 (File no. 333-64349).

      6(b) Sub-Advisory Agreement between Ohio National Investments, Inc. and First Trust Advisors L.P. was filed as Exhibit (d)(1) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998 (File no. 333-64349).

      6(c) Sub-Advisory Agreement between Ohio National Investments, Inc. and First Trust Advisors L.P., effective April 3, 2000 was filed as Exhibit (d)(2) of the registrant's Form N-1A, post-effective amendment no., on May 1, 2000.


      7 Because shares are only sold to registered separate accounts, there is no underwriter for the Fund's Shares.


      8     Not Applicable

      9 Custody Agreement between the registrant and Star Bank NA was filed as Exhibit (g) of the registrant's Form N-1A, pre-effective amendment no. 1 on November 25, 1998 (File no. 333-64349).

      10    Not Applicable

      11    Opinion and consent of Ronald L. Benedict, Esq. was filed as Exhibit
            (i) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998 (File no. 333-64349).

      12    Tax Opinion of Jones & Blouch.

      13(a) Sub-license Agreement among the registrant, First Trust Advisors
            L.P. and Dow Jones & Company, Inc. was filed as Exhibit (h) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998 (File no. 333-64349).


      13(b) Fund Accounting Service Agreement between the registrant and U.S.
            Bank Mutual Fund Services, LLC was filed as Exhibit 13 of the registrant's Form N-1A, post-effective amendment no. 1, on April 26, 2001. (File no. 333-64349).

      13(c) Transfer Agency and Service Agreement between the registrant and U.S. Bank Mutual Fund Services, LLC was filed as Exhibit 13 of the registrant's Form N-1A, post-effective amendment no. 1, on April 26, 2001. (File no. 333-64349).


      13(d) Master Repurchase Agreement between the Registrant and Star Bank, NA was filed as Exhibit (h)(3) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998 (File no. 333-64349).

      13(e) Service Agreement among the registrant, Ohio National Investments,
            Inc. and The Ohio National Life Insurance Company was filed as Exhibit (h)(4) of the registrants Form N-1A, pre-effective amendment no. 1, November 25, 1998 (File no. 333-64349).

      13(f) Joint Insured Agreement among the registrant, Ohio National Fund,
            Inc., ONE Fund, Inc. and Ohio National Investments, Inc. was filed as Exhibit (h)(5) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998 (File no. 333-64349).


      14    Consent of KPMG LLP attached


      15    All financial statements have been included herewith.


      16 Registration Statement signed by Directors themselves, not executed under power of attorney.


      17    Not Applicable